As filed with the Securities and Exchange Commission on January 29, 2018

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file numbers: 033-00499 and 811-04417

Shelton Funds

(Exact name of registrant as specified in charter)

1050 17th St. Suite 1710, Denver, Colorado 80265

(Address of principal executive offices) (Zip code)

Stephen C. Rogers

1050 17th St. Suite 1710, Denver, Colorado 80265

(Name and address of agent for service)

(415) 398-2727

Registrant's telephone number, including area code

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2017

S&P 500 INDEX FUND

Portfolio of Investments (Unaudited)

11/30/2017

Security Description	Shares	Value
Common Stock (100.63%)

Basic Materials (2.45%)
Air Products & Chemicals Inc	1,615	263,310
Albemarle Corp	868	116,590
CF Industries Holdings Inc	1,795	67,259
DowDuPont Inc	17,485	1,258,221
Eastman Chemical Co	1,048	96,804
FMC Corp	1,102	104,029
Freeport-McMoRan Inc*	6,887	95,867
International Flavors & Fragrances Inc	683	106,166
International Paper Co	3,175	179,737
LyondellBasell Industries NV	2,971	311,064
Monsanto Co	3,626	429,101
Mosaic Co/The	2,068	50,232
Newmont Mining Corp	3,766	139,304
Nucor Corp	2,404	138,230
PPG Industries Inc	2,102	245,619
Praxair Inc	2,168	333,699
Sherwin-Williams Co/The	628	250,836
United States Steel Corp	1,093	31,610
Total Basic Materials		4,217,678

Communications (13.43%)
Alphabet Inc - C*	2,294	2,343,115
Alphabet Inc - A*	2,286	2,368,685
Amazon.com Inc* (c )	3,080	3,624,390
AT&T Inc	47,774	1,738,018
CenturyLink Inc	4,581	66,837
Charter Communications Inc*	1,671	545,097
Cisco Systems Inc	39,132	1,459,624
Comcast Corp	36,651	1,375,879
Discovery Communications Inc*	1,878	35,720
Discovery Communications Inc - C*	1,878	33,954
DISH Network Corp*	1,784	90,360
eBay Inc*	8,321	288,489
Expedia Inc	689	84,403
F5 Networks Inc*	602	80,788
Facebook Inc* (c )	18,062	3,200,225
Interpublic Group of Cos Inc/The	3,241	64,107
Juniper Networks Inc	2,718	75,452
Motorola Solutions Inc	1,430	134,577
Netflix Inc*	3,319	622,578
News Corp - A	3,745	60,519
News Corp	910	14,924
Omnicom Group Inc	1,982	141,594
Priceline Group Inc/The*	361	628,035
Symantec Corp	5,172	149,833
Time Warner Inc	6,232	570,290
TripAdvisor Inc*	850	29,427
Twenty-First Century Fox Inc - A	8,143	260,087
Twenty-First Century Fox Inc	3,726	116,065
VeriSign Inc*	689	79,304
Verizon Communications Inc	31,159	1,585,682
Viacom Inc	2,740	77,597
Walt Disney Co/The	11,275	1,181,846
Total Communications		23,127,501

Consumer, Cyclical (9.18%)
Advance Auto Parts Inc	548	55,348
Alaska Air Group Inc	963	66,611
American Airlines Group Inc	4,021	203,020
AutoZone Inc*	275	188,859
Best Buy Co Inc	1,956	116,597
BorgWarner Inc	1,664	92,652
CarMax Inc*	1,689	116,389
Carnival Corp	3,334	218,844
Chipotle Mexican Grill Inc*	234	71,227
Costco Wholesale Corp	3,160	582,799
CVS Health Corp	7,932	607,591
Darden Restaurants Inc	933	78,671
Delphi Technologies PLC*	2,173	227,448
Delta Air Lines Inc	6,380	337,630
Dollar General Corp	1,932	170,171
Dollar Tree Inc*	1,907	195,963
DR Horton Inc	2,495	127,245
Fastenal Co	2,014	105,513
Foot Locker Inc	1,044	44,725
Ford Motor Co	27,615	345,740
Gap Inc/The	2,194	70,888
General Motors Co	10,151	437,407
Genuine Parts Co	1,170	108,775
Goodyear Tire & Rubber Co/The	1,847	59,787
Hanesbrands Inc	3,007	62,816
Harley-Davidson Inc	1,765	88,603
Hasbro Inc	950	88,369
Hilton Worldwide Holdings Inc	1,615	125,259
Home Depot Inc/The	9,397	1,689,769
Kohl's Corp	1,587	76,128
L Brands Inc	1,787	100,197
Leggett & Platt Inc	1,017	49,060
Lennar Corp	1,300	81,614
Lennar Corp - B	26	1,334
LKQ Corp*	2,347	92,519
Lowe's Cos Inc	6,732	561,247
Macy's Inc	2,961	70,472
Marriott International Inc/MD	2,467	313,309
Mattel Inc	2,508	45,771
McDonald's Corp	6,382	1,097,513
Michael Kors Holdings Ltd*	1,328	77,608
Mohawk Industries Inc*	459	129,718
Newell Brands Inc	3,701	114,620
NIKE Inc	10,668	644,561
Nordstrom Inc	1,123	51,040
O'Reilly Automotive Inc*	874	206,448
PACCAR Inc	2,601	182,928
PulteGroup Inc	2,804	95,701
PVH Corp	574	77,232
Ralph Lauren Corp	449	42,722
Ross Stores Inc	3,322	252,572
Royal Caribbean Cruises Ltd	1,236	153,116
Signet Jewelers Ltd	600	31,374
Southwest Airlines Co	4,671	283,390
Starbucks Corp	10,948	633,013
Tapestry Inc	2,156	89,884
Target Corp	4,818	288,598
Tiffany & Co	950	89,775
TJX Cos Inc/The	5,416	409,179
Tractor Supply Co	1,050	71,652
Ulta Beauty Inc*	468	103,760
Under Armour Inc - A*	1,210	16,081
Under Armour Inc*	1,218	14,531
United Continental Holdings Inc*	2,214	140,190
VF Corp	2,588	188,819
Walgreens Boots Alliance Inc	6,346	461,735
Wal-Mart Stores Inc	11,851	1,152,273
Whirlpool Corp	570	96,085
WW Grainger Inc	441	97,598
Wyndham Worldwide Corp	1,139	128,012
Wynn Resorts Ltd	526	83,150
Yum! Brands Inc	2,700	225,369
Total Consumer, Cyclical		15,806,614

Consumer, Non-Cyclical (22.23%)
Abbott Laboratories	13,435	757,331
AbbVie Inc	12,821	1,242,611
Aetna Inc	2,584	465,585
Alexion Pharmaceuticals Inc*	1,383	151,867
Align Technology Inc*	600	156,528
Allergan PLC	2,617	454,913
Altria Group Inc	14,863	1,008,157
AmerisourceBergen Corp	1,565	132,743
Amgen Inc	5,671	996,168
Anthem Inc	2,002	470,389
Archer-Daniels-Midland Co	4,902	195,492
Automatic Data Processing Inc	3,564	407,935
Avery Dennison Corp	891	101,681
Baxter International Inc	3,880	254,256
Becton Dickinson and Co	1,588	362,397
Biogen Inc*	1,739	560,254
Boston Scientific Corp*	11,526	302,903
Bristol-Myers Squibb Co	12,265	775,025
Brown-Forman Corp	1,383	82,703
Campbell Soup Co	1,449	71,436
Cardinal Health Inc	2,511	148,626
Celgene Corp*	6,007	605,686
Centene Corp*	1,292	131,900
Church & Dwight Co Inc	1,996	93,992
Cigna Corp	2,081	440,610
Cintas Corp	801	126,109
Clorox Co/The	943	131,350
Coca-Cola Co/The	30,037	1,374,793
Colgate-Palmolive Co	6,558	475,127
Conagra Brands Inc	2,987	111,505
Constellation Brands Inc	1,083	235,650
Cooper Cos Inc/The	374	90,201
Coty Inc	3,684	63,475
CR Bard Inc	610	204,923
Danaher Corp	4,166	393,104
DaVita Inc*	1,224	74,737
DENTSPLY SIRONA Inc	1,160	77,732
Dr Pepper Snapple Group Inc	1,620	146,108
Ecolab Inc	1,937	263,277
Edwards Lifesciences Corp*	1,716	201,115
Eli Lilly & Co	7,419	627,944
Envision Healthcare Corp*	910	29,056
Equifax Inc	870	99,284
Estee Lauder Cos Inc/The	1,800	224,694
Express Scripts Holding Co*	4,798	312,734
Gartner Inc*	714	86,315
General Mills Inc	4,683	264,870
Gilead Sciences Inc	10,033	750,268
Global Payments Inc	1,172	117,856
H&R Block Inc	1,994	52,203
HCA Healthcare Inc*	2,209	187,765
Henry Schein Inc*	1,256	89,741
Hershey Co/The	1,114	123,576
Hologic Inc*	2,135	89,072
Hormel Foods Corp	2,128	77,566
Humana Inc	1,191	310,684

IDEXX Laboratories Inc*	691	108,079
IHS Markit Ltd*	2,494	111,282
Illumina Inc*	1,143	262,924
Incyte Corp*	1,363	134,923
Intuitive Surgical Inc*	855	341,812
JM Smucker Co/The	823	96,019
Johnson & Johnson (c )	20,958	2,920,078
Kellogg Co	1,816	120,147
Kimberly-Clark Corp	2,926	350,418
Kraft Heinz Co/The	4,282	348,426
Kroger Co/The	8,014	207,242
Laboratory Corp of America Holdings*	705	111,580
McCormick & Co Inc/MD	975	99,626
McKesson Corp	1,736	256,477
Medtronic PLC	10,936	898,174
Merck & Co Inc	21,298	1,177,140
Molson Coors Brewing Co	1,200	93,720
Mondelez International Inc	11,909	511,372
Monster Beverage Corp*	3,387	212,263
Moody's Corp	1,498	227,426
Mylan NV*	3,101	113,279
Nielsen Holdings PLC	1,879	68,997
Patterson Cos Inc	758	27,705
PayPal Holdings Inc*	8,321	630,149
PepsiCo Inc	11,085	1,291,624
Perrigo Co PLC	677	59,041
Pfizer Inc	45,992	1,667,670
Philip Morris International Inc	11,608	1,192,722
Procter & Gamble Co/The	20,266	1,823,737
Quanta Services Inc*	1,601	60,678
Quest Diagnostics Inc	1,168	115,001
Regeneron Pharmaceuticals Inc*	562	203,365
Robert Half International Inc	1,032	58,865
S&P Global Inc	2,019	334,104
Stryker Corp	2,155	336,180
Sysco Corp	4,516	260,709
Thermo Fisher Scientific Inc	3,062	590,231
Total System Services Inc	1,190	88,488
Tyson Foods Inc	2,328	191,478
United Rentals Inc*	724	115,464
UnitedHealth Group Inc	7,156	1,632,785
Universal Health Services Inc	683	74,003
Varian Medical Systems Inc*	875	97,781
Verisk Analytics Inc*	1,197	115,415
Vertex Pharmaceuticals Inc*	1,731	249,766
Western Union Co/The	4,688	92,307
Zimmer Biomet Holdings Inc	1,338	156,680
Zoetis Inc	3,718	268,774
Total Consumer, Non-Cyclical		38,290,148

Diversified (0.02%)
Leucadia National Corp	1,447	38,071
Total Diversified		38,071

Energy (5.65%)
Anadarko Petroleum Corp	3,750	180,338
Andeavor	1,028	108,423
Apache Corp	2,792	116,789
Baker Hughes a GE Co	3,384	100,606
Cabot Oil & Gas Corp	3,164	91,598
Chesapeake Energy Corp*	3,818	15,539
Chevron Corp (c )	14,364	1,709,172
Cimarex Energy Co	657	76,284
Concho Resources Inc*	1,114	155,804
ConocoPhillips	8,936	454,664
Devon Energy Corp	2,767	106,613
EOG Resources Inc	3,850	393,931
EQT Corp	1,085	64,666
Exxon Mobil Corp (c )	32,610	2,716,087
Halliburton Co	6,883	287,572
Helmerich & Payne Inc	805	47,157
Hess Corp	1,823	83,639
Kinder Morgan Inc/DE	5,487	94,541
Marathon Oil Corp	5,187	76,975
Marathon Petroleum Corp	4,098	256,658
National Oilwell Varco Inc	3,192	107,092
Newfield Exploration Co*	988	30,559
Noble Energy Inc	2,616	68,801
Occidental Petroleum Corp	5,892	415,386
ONEOK Inc	1,546	80,237
Phillips 66	3,493	340,777
Pioneer Natural Resources Co	1,287	200,823
Range Resources Corp	1,202	21,660
Schlumberger Ltd	11,025	692,921
TechnipFMC PLC	3,637	104,164
Valero Energy Corp	4,032	345,220
Williams Cos Inc/The	6,307	183,218
Total Energy		9,727,914

Financial (18.93%)
Affiliated Managers Group Inc	409	81,256
Aflac Inc	3,445	301,920
Alexandria Real Estate Equities Inc	700	88,942
Alliance Data Systems Corp	400	95,708
Allstate Corp/The	3,124	320,710
American Express Co	5,917	578,150
American International Group Inc	6,822	409,047
American Tower Corp	2,860	411,640
Ameriprise Financial Inc	1,369	223,462
Aon PLC	2,040	286,049
Apartment Investment & Management Co	1,070	47,176
Arthur J Gallagher & Co	1,374	90,450
Assurant Inc	596	60,119
AvalonBay Communities Inc	1,044	189,309
Bank of America Corp	77,978	2,196,640
Bank of New York Mellon Corp/The	8,692	475,800
BB&T Corp	5,247	259,307
Berkshire Hathaway Inc*	14,565	2,811,191
BlackRock Inc	941	471,620
Boston Properties Inc	1,078	135,160
Brighthouse Financial Inc*	700	41,153
Capital One Financial Corp	4,021	369,932
Cboe Global Markets Inc	706	87,142
CBRE Group Inc*	2,058	89,235
Charles Schwab Corp/The	9,317	454,576
Chubb Ltd	3,685	560,525
Cincinnati Financial Corp	1,179	88,107
Citigroup Inc	21,856	1,650,128
Citizens Financial Group Inc	3,885	158,120
CME Group Inc	2,250	336,465
Comerica Inc	1,331	110,886
Crown Castle International Corp	2,760	311,880
Digital Realty Trust Inc	1,218	142,141
Discover Financial Services	3,035	214,271
E*TRADE Financial Corp*	1,181	56,853
Equinix Inc	434	201,589
Equity Residential	2,164	144,598
Essex Property Trust Inc	463	114,356
Everest Re Group Ltd	326	71,590
Extra Space Storage Inc	949	81,007
Federal Realty Investment Trust	548	72,451
Franklin Resources Inc	3,105	134,602
GGP Inc	4,119	96,797
Goldman Sachs Group Inc/The	2,819	698,097
Hartford Financial Services Group Inc/The	2,922	167,840
HCP Inc	3,020	79,849
Host Hotels & Resorts Inc	5,173	102,374
Huntington Bancshares Inc/OH	5,456	78,566

Intercontinental Exchange Inc	4,245	303,305
Invesco Ltd	3,410	123,340
Iron Mountain Inc	1,369	55,951
JPMorgan Chase & Co	27,735	2,898,862
KeyCorp	6,704	127,242
Kimco Realty Corp	2,994	55,449
Lincoln National Corp	2,305	176,448
Loews Corp	2,394	120,370
M&T Bank Corp	1,180	199,361
Macerich Co/The	1,011	65,462
Marsh & McLennan Cos Inc	4,025	337,818
Mastercard Inc	7,325	1,102,193
MetLife Inc	7,704	413,551
Mid-America Apartment Communities Inc	858	87,894
Morgan Stanley	10,374	535,402
Nasdaq Inc	1,127	89,213
Navient Corp	3,621	45,661
Northern Trust Corp	1,610	157,426
People's United Financial Inc	2,887	54,911
PNC Financial Services Group Inc/The	3,945	554,509
Principal Financial Group Inc	2,041	144,482
Progressive Corp/The	4,123	219,261
Prologis Inc	3,315	219,552
Prudential Financial Inc	3,541	410,189
Public Storage	1,035	220,578
Raymond James Financial Inc	1,004	88,653
Realty Income Corp	1,688	93,346
Regency Centers Corp	1,109	75,201
Regions Financial Corp	9,066	150,405
Simon Property Group Inc	2,175	351,806
SL Green Realty Corp	740	75,650
State Street Corp	3,093	294,918
SunTrust Banks Inc	3,809	234,749
Synchrony Financial	6,040	216,776
T Rowe Price Group Inc	1,965	202,238
Torchmark Corp	1,176	104,488
Travelers Cos Inc/The	2,411	326,859
UDR Inc	2,033	79,958
Unum Group	2,266	128,301
US Bancorp	12,265	676,415
Ventas Inc	2,081	133,205
Visa Inc	14,557	1,638,973
Vornado Realty Trust	1,244	96,559
Wells Fargo & Co (c )	35,184	1,986,840
Welltower Inc	2,792	188,348
Weyerhaeuser Co	5,770	204,143
Willis Towers Watson PLC	996	160,157
XL Group Ltd	2,249	87,306
Zions Bancorporation	1,054	52,226
Total Financial		32,614,736

Industrial (10.14%)
3M Co	4,679	1,137,652
Acuity Brands Inc	344	58,968
Agilent Technologies Inc	2,633	182,309
Allegion PLC	703	59,150
AMETEK Inc	1,816	132,005
Amphenol Corp	2,372	214,879
Arconic Inc	2,478	60,984
Ball Corp	2,268	90,516
Boeing Co/The	4,367	1,208,786
Caterpillar Inc	4,752	670,745
CH Robinson Worldwide Inc	1,280	110,912
Corning Inc	7,332	237,483
CSX Corp	7,645	426,209
Cummins Inc	1,302	217,955
Deere & Co	2,547	381,693
Dover Corp	1,334	130,345
Eaton Corp PLC	3,484	270,986
Emerson Electric Co	5,336	345,880
Expeditors International of Washington Inc	1,549	100,344
FedEx Corp	1,881	435,376
FLIR Systems Inc	1,158	53,940
Flowserve Corp	1,128	48,030
Fluor Corp	1,298	62,836
Fortive Corp	2,083	155,496
Fortune Brands Home & Security Inc	1,197	81,899
Garmin Ltd	806	50,036
General Dynamics Corp	2,204	456,581
General Electric Co	38,972	712,798
Harris Corp	833	120,369
Honeywell International Inc	5,633	878,523
Illinois Tool Works Inc	2,619	443,266
Ingersoll-Rand PLC	2,109	184,791
Jacobs Engineering Group Inc	962	63,136
JB Hunt Transport Services Inc	690	76,687
Johnson Controls International plc	7,221	271,798
Kansas City Southern	811	90,946
L3 Technologies Inc	719	142,786
Lockheed Martin Corp	1,981	632,177
Martin Marietta Materials Inc	463	96,485
Masco Corp	2,627	112,725
Mettler-Toledo International Inc*	202	127,100
Norfolk Southern Corp	2,398	332,435
Northrop Grumman Corp	1,488	457,411
Parker-Hannifin Corp	1,096	205,489
Pentair PLC	1,542	109,729
PerkinElmer Inc	1,021	75,227
Raytheon Co	2,443	466,979
Republic Services Inc	2,203	143,063
Rockwell Automation Inc	1,085	209,492
Rockwell Collins Inc	1,079	142,762
Roper Technologies Inc	694	185,444
Sealed Air Corp	1,582	76,015
Snap-on Inc	424	71,838
Stanley Black & Decker Inc	1,237	209,832
Stericycle Inc*	642	42,571
TE Connectivity Ltd	3,236	305,608
Textron Inc	2,069	115,263
TransDigm Group Inc	370	105,002
Union Pacific Corp	6,613	836,545
United Parcel Service Inc	5,289	642,349
United Technologies Corp	5,797	704,046
Vulcan Materials Co	956	120,121
Waste Management Inc	3,352	275,702
Waters Corp*	682	134,470
WestRock Co	996	62,160
Xylem Inc/NY	1,498	103,871
Total Industrial		17,469,006

Technology (15.61%)
Accenture PLC	4,670	691,207
Activision Blizzard Inc	5,269	328,786
Adobe Systems Inc*	3,587	650,933
Advanced Micro Devices Inc*	5,848	63,685
Akamai Technologies Inc*	1,400	78,092
Analog Devices Inc	2,620	225,608
ANSYS Inc*	680	100,769
Apple Inc (c )	40,632	6,982,609
Applied Materials Inc	9,105	480,471
Autodesk Inc*	1,669	183,089
Broadcom Ltd	3,102	862,170
CA Inc	2,646	87,503
Cerner Corp*	2,120	149,863
Citrix Systems Inc*	1,348	118,125
Cognizant Technology Solutions Corp	4,408	318,610
CSRA Inc	1,256	36,336
DXC Technology Co	1,233	118,541
Electronic Arts Inc*	2,629	279,594
Fidelity National Information Services Inc	2,517	237,429
Fiserv Inc*	1,665	218,864
Hewlett Packard Enterprise Co	14,359	200,308
HP Inc	14,359	308,001
Intel Corp	36,299	1,627,647
International Business Machines Corp	6,898	1,062,085
Intuit Inc	2,031	319,314
KLA-Tencor Corp	1,217	124,426
Lam Research Corp	1,341	257,914
Microchip Technology Inc	1,401	121,873
Micron Technology Inc*	6,485	274,899
Microsoft Corp (c )	60,049	5,054,324
NetApp Inc	2,586	146,135
NVIDIA Corp	4,163	835,556
Oracle Corp	23,171	1,136,769
Paychex Inc	2,454	165,179
Qorvo Inc*	1,120	85,770
QUALCOMM Inc	11,465	760,588
Red Hat Inc*	1,433	181,647
salesforce.com Inc*	4,924	513,672
Seagate Technology PLC	2,601	100,295
Skyworks Solutions Inc	1,431	149,883
Synopsys Inc*	1,189	107,462
Texas Instruments Inc	7,795	758,376
Western Digital Corp	2,052	161,821
Xerox Corp	2,577	76,434
Xilinx Inc	2,112	146,805
Total Technology		26,889,467

Utilities (2.99%)
AES Corp/VA	4,674	49,451
Alliant Energy Corp	1,758	79,303
Ameren Corp	1,808	115,640
American Electric Power Co Inc	3,645	282,961
American Water Works Co Inc	1,374	125,803
CenterPoint Energy Inc	2,979	89,400
CMS Energy Corp	2,062	102,894
Consolidated Edison Inc	2,227	198,292
Dominion Energy Inc	4,251	357,637
DTE Energy Co	1,258	145,387
Duke Energy Corp	5,180	461,952
Edison International	2,433	197,730
Entergy Corp	1,304	112,770
Eversource Energy	2,274	147,469
Exelon Corp	6,183	257,893
FirstEnergy Corp	3,123	106,619
NextEra Energy Inc	3,624	572,737
NiSource Inc	2,050	56,437
NRG Energy Inc	1,956	54,083
PG&E Corp	3,919	212,566
Pinnacle West Capital Corp	806	73,999
PPL Corp	4,208	154,307
Public Service Enterprise Group Inc	3,861	204,865
SCANA Corp	845	36,479
Sempra Energy	1,653	199,996
Southern Co/The	7,566	387,379
WEC Energy Group Inc	2,388	165,942
Xcel Energy Inc	3,728	192,402
Total Utilities		5,142,393

Total Common Stock (Cost $65,400,378)		173,323,528

Right/Warrant (0.00%)
Safeway, Inc-CVR-NonTrad**	1,746	1,772
Safeway, Inc-CVR-NonTrad**	1,746	55
Total Right/Warrant (Cost $0,000)		1,827

Total Investments (Cost $65,400,378) (a) (100.63%)		173,325,355
Liabilities in Excess of Other Assets (-0.63%)		(1,078,533)
Net Assets (100.00%)		172,246,822

*	Non-income producing security.
**	These securities have been fair valued and deemed to be illiquid by the Advisor. At November 30, 2017, the fair value was $1,827, or 0.00% of net assets.

(a) Aggregate cost for federal income tax purpose is $65,452,920.

At November 30, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	109,773,914
Unrealized depreciation	(1,901,479)
Net unrealized appreciation	107,872,435

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

(b) Futures contracts at November 30, 2017:

Contracts - $50 times premium / delivery month / commitment / exchange

S&P 500 E-MINI	Notional Amount	Value	Unrealized Appreciation
10 / DECEMBER 2017 / Long / CME	1,290,400	1,323,950	33,550

(c) A portion of these shares have been pledged in connection with obligations for futures contracts.

S&P MIDCAP INDEX FUND

Portfolio of Investments (Unaudited)

11/30/2017

Security Description	Shares	Value
Common Stock (104.12%)

Basic Materials (5.65%)
Allegheny Technologies Inc*	8,230	187,397
Ashland Global Holdings Inc	4,674	345,783
Cabot Corp	4,665	285,685
Carpenter Technology Corp	3,473	171,670
Chemours Co/The	13,888	713,843
Commercial Metals Co	8,847	175,524
Compass Minerals International Inc	2,545	177,514
Domtar Corp	4,751	229,093
Minerals Technologies Inc	2,659	192,645
NewMarket Corp	691	276,759
Olin Corp	13,700	488,268
PolyOne Corp	6,360	293,896
Reliance Steel & Aluminum Co	5,496	432,041
Royal Gold Inc	4,689	387,874
RPM International Inc	10,009	530,177
Sensient Technologies Corp	3,370	261,276
Steel Dynamics Inc	18,549	714,137
United States Steel Corp	12,909	373,328
Valvoline Inc	12,831	316,412
Versum Materials Inc	8,135	312,384
Total Basic Materials		6,865,706

Communications (3.22%)
AMC Networks Inc*	4,438	228,735
ARRIS International PLC*	13,140	393,806
Cable One Inc	349	239,697
Cars.com Inc*	5,567	134,944
Ciena Corp*	11,260	244,905
FactSet Research Systems Inc	3,025	604,637
Frontier Communications Corp	5,468	46,478
InterDigital Inc/PA	2,605	198,241
John Wiley & Sons Inc	3,389	200,459
LogMeIn Inc (c )	4,045	481,355
Meredith Corp	2,763	188,298
New York Times Co/The	9,283	174,520
Plantronics Inc	2,393	125,202
TEGNA Inc	16,531	219,532
Telephone & Data Systems Inc	7,088	196,267
ViaSat Inc*	3,110	230,886
Total Communications		3,907,962

Consumer, Cyclical (11.84%)
American Eagle Outfitters Inc	12,812	206,017
Bed Bath & Beyond Inc	8,029	179,769
Big Lots Inc	3,356	198,340
Brinker International Inc	4,119	151,291
Brunswick Corp/DE	6,709	371,343
CalAtlantic Group Inc	5,208	291,856
Carter's Inc	3,704	401,217
Casey's General Stores Inc	2,920	352,590
Cheesecake Factory Inc/The	3,305	162,077
Churchill Downs Inc	840	197,400
Cinemark Holdings Inc	7,911	285,666
Cooper Tire & Rubber Co	4,142	152,219
Copart Inc*	15,434	666,131
Cracker Barrel Old Country Store Inc	1,806	282,332
Dana Inc	10,883	359,574
Deckers Outdoor Corp*	2,383	178,082
Domino's Pizza Inc (c )	3,602	670,548
Dunkin' Brands Group Inc	6,880	410,736
Herman Miller Inc	4,423	158,122
HNI Corp	3,420	119,700
HSN Inc	3,343	135,893
International Speedway Corp	2,678	110,468
Jack in the Box Inc	2,463	254,945
JetBlue Airways Corp*	23,748	509,870
KB Home	6,210	194,746
Michaels Cos Inc/The*	8,103	175,025
MSC Industrial Direct Co Inc	3,322	299,213
Nu Skin Enterprises Inc	3,686	250,316
NVR Inc*	265	920,875
Office Depot Inc	46,441	151,862
Papa John's International Inc	1,995	116,628
Polaris Industries Inc	4,469	567,608
Pool Corp	2,978	374,156
Sally Beauty Holdings Inc*	8,063	137,474
Scotts Miracle-Gro Co/The	3,338	330,128
Skechers U.S.A. Inc*	9,659	339,031
Tempur Sealy International Inc*	3,767	218,147
Texas Roadhouse Inc	4,276	218,375
Thor Industries Inc	3,630	557,387
Toll Brothers Inc	11,365	572,000
Toro Co/The	7,736	504,774
TRI Pointe Group Inc*	11,036	199,972
Tupperware Brands Corp	3,537	223,255
Urban Outfitters Inc*	6,678	207,819
Watsco Inc	1,930	323,275
Wendy's Co/The	15,418	229,574
Williams-Sonoma Inc (c )	6,172	315,760
World Fuel Services Corp	5,338	149,838
Total Consumer, Cyclical		14,383,424

Consumer, Non-Cyclical (14.46%)
Aaron's Inc	4,816	181,660
ABIOMED Inc*	2,697	525,483
Acadia Healthcare Co Inc*	5,855	186,365
Adtalem Global Education Inc*	4,267	176,867
Akorn Inc*	5,897	191,947
Avis Budget Group Inc*	7,069	269,329
Bio-Rad Laboratories Inc*	1,549	420,244
Bio-Techne Corp	2,821	380,130
Bioverativ Inc* (c )	8,059	403,111
Catalent Inc*	9,318	370,763
Charles River Laboratories International Inc*	3,442	358,656
CoreLogic Inc/United States*	6,512	283,988
Dean Foods Co	6,796	75,843
Deluxe Corp	3,624	257,666
Edgewell Personal Care Co*	4,429	256,838
Encompass Health Corp*	6,827	341,009
Endo International PLC*	15,857	116,390
Flowers Foods Inc	13,838	276,483
Globus Medical Inc*	5,432	206,470
Graham Holdings Co	421	245,485
Hain Celestial Group Inc/The*	7,820	321,402
Halyard Health Inc*	3,497	169,744
Helen of Troy Ltd*	1,916	171,290
Hill-Rom Holdings Inc	4,543	384,111
Ingredion Inc	5,423	750,977
Lamb Weston Holdings Inc	10,475	569,526
Lancaster Colony Corp	1,475	196,588
LifePoint Health Inc*	3,052	145,886
LivaNova PLC*	2,983	260,058
Live Nation Entertainment Inc*	10,025	454,935
Mallinckrodt PLC*	5,485	119,683
ManpowerGroup Inc	5,143	662,933
MarketAxess Holdings Inc	2,724	531,915
Masimo Corp*	2,951	262,167
MEDNAX Inc*	4,583	228,188
Molina Healthcare Inc*	3,819	298,799
NuVasive Inc*	2,872	165,686
Owens & Minor Inc	4,649	88,982
Post Holdings Inc*	4,823	383,187
Prestige Brands Holdings Inc*	3,633	164,212
Rollins Inc	7,218	334,554
Sabre Corp (c )	15,972	318,003
Service Corp International/US	14,700	543,165
Snyder's-Lance Inc	5,343	206,667
Sotheby's*	3,578	184,374
Sprouts Farmers Market Inc*	9,882	231,041
STERIS PLC	5,692	512,052
Syneos Health Inc*	4,220	161,626
Teleflex Inc	3,315	880,199
Tootsie Roll Industries Inc	2,087	78,054
TreeHouse Foods Inc*	4,336	199,543
United Therapeutics Corp*	3,201	416,098
WellCare Health Plans Inc*	3,368	717,350
West Pharmaceutical Services Inc	5,531	552,713
WEX Inc*	2,900	373,288
Total Consumer, Non-Cyclical		17,563,723

Energy (3.68%)
CNX Resources Corp*	13,127	183,122
CONSOL Energy Inc*	1,641	36,099
Core Laboratories NV	2,429	244,722
Diamond Offshore Drilling Inc*	4,925	78,997
Energen Corp*	7,013	395,954
First Solar Inc*	6,026	374,215
HollyFrontier Corp (c )	12,897	573,659
Matador Resources Co*	7,147	204,404
Murphy Oil Corp	8,937	249,789
Murphy USA Inc*	2,631	207,454
Nabors Industries Ltd	18,797	113,534
NOW Inc*	7,894	81,466
Oceaneering International Inc	7,433	145,241
Patterson-UTI Energy Inc	12,375	267,176
PBF Energy Inc	7,881	255,108
Rowan Cos Plc*	9,664	139,838
Southwestern Energy Co*	35,965	228,737
Superior Energy Services Inc*	9,508	91,752
Transocean Ltd*	21,721	220,251
WPX Energy Inc*	29,753	376,971
Total Energy		4,468,489

Financial (25.56%)
Banks (9.04%)
Associated Banc-Corp	11,169	284,810
BancorpSouth Bank	6,540	217,455
Bank of Hawaii Corp	3,239	274,926
Bank of the Ozarks	9,146	441,020
Cathay General Bancorp	5,662	245,674
Chemical Financial Corp	5,278	297,626
Commerce Bancshares Inc/MO	6,910	391,247
Cullen/Frost Bankers Inc	4,294	422,573
East West Bancorp Inc (c )	10,821	665,924
First Horizon National Corp	17,814	345,413
FNB Corp/PA	24,592	348,960
Fulton Financial Corp	13,099	248,881
Hancock Holding Co	6,375	327,356
Home BancShares Inc/AR	9,497	226,029
International Bancshares Corp	4,432	182,820
MB Financial Inc	5,441	253,279
PacWest Bancorp	9,275	442,047
Pinnacle Financial Partners Inc	5,621	385,882
Prosperity Bancshares Inc	5,337	373,803
Signature Bank/New York NY*	4,076	559,553
SVB Financial Group* (c )	3,920	892,348
Synovus Financial Corp	9,266	459,872
TCF Financial Corp	12,743	258,810
Texas Capital Bancshares Inc*	3,782	341,704
Trustmark Corp	5,160	175,130
UMB Financial Corp	3,300	248,028
Umpqua Holdings Corp	16,854	372,642
United Bankshares Inc/WV (c )	8,082	303,479
Valley National Bancorp	22,192	264,085
Webster Financial Corp	6,910	396,427
Wintrust Financial Corp	4,053	339,844
		10,987,647

Diversified Financial Service (2.35%)
Eaton Vance Corp	8,639	477,564
Federated Investors Inc	7,087	237,840
Janus Henderson Group PLC	13,262	494,275
Legg Mason Inc	6,940	277,322
SEI Investments Co	10,244	720,768
SLM Corp*	32,515	376,199
Stifel Financial Corp	4,809	270,458
		2,854,426
Insurance (4.95%)
Alleghany Corp* (c )	1,167	682,462
American Financial Group Inc/OH	5,380	565,223
Aspen Insurance Holdings Ltd	4,538	186,058
Brown & Brown Inc	8,689	445,311
CNO Financial Group Inc	13,076	329,646
First American Financial Corp	8,355	464,454
Genworth Financial Inc*	37,014	125,477
Hanover Insurance Group Inc/The	3,199	344,212
Kemper Corp	3,706	255,714
Mercury General Corp	2,760	151,469
Old Republic International Corp	18,477	387,463
Primerica Inc	3,492	363,168
Reinsurance Group of America Inc (c )	4,912	795,990
RenaissanceRe Holdings Ltd	3,070	407,236
WR Berkley Corp	7,345	507,686
		6,011,569
Real Estate (8.62%)
Jones Lang LaSalle Inc	3,533	538,747
Alexander & Baldwin Inc	3,496	101,594
American Campus Communities Inc	9,815	415,960
Camden Property Trust	6,565	599,253
CoreCivic Inc	8,980	211,120
Corporate Office Properties Trust	8,366	253,824
Cousins Properties Inc	25,361	227,488
CyrusOne Inc	6,021	365,836
DCT Industrial Trust Inc	6,212	373,590
Douglas Emmett Inc	10,862	437,847
Education Realty Trust Inc	4,640	169,685
EPR Properties	4,422	299,900
First Industrial Realty Trust Inc	8,145	265,120
GEO Group Inc/The	9,203	244,248
Healthcare Realty Trust Inc	7,860	257,572
Highwoods Properties Inc	7,529	382,398
Hospitality Properties Trust	12,412	372,236
JBG SMITH Properties	4,776	159,089
Kilroy Realty Corp	6,874	518,162
Lamar Advertising Co	6,070	456,646
LaSalle Hotel Properties	8,554	243,276
Liberty Property Trust	11,048	495,834
Mack-Cali Realty Corp	6,694	148,138
Medical Properties Trust Inc	27,660	378,665
National Retail Properties Inc	10,988	451,277
Omega Healthcare Investors Inc	15,260	409,731
Potlatch Corp	3,055	157,638
Quality Care Properties Inc*	6,748	99,128
Rayonier Inc	9,442	297,895
Sabra Health Care REIT Inc	6,338	121,943
Taubman Centers Inc	4,514	264,927
Uniti Group Inc*	9,408	151,469
Urban Edge Properties	8,363	213,675
Washington Prime Group Inc	13,311	94,641
Weingarten Realty Investors	8,880	292,596
		10,471,148
Savings&Loans (0.60%)
New York Community Bancorp Inc (c )	36,916	492,459
Washington Federal Inc	6,781	235,979
		728,438

Total Financial		31,053,228

Industrial (21.40%)
AECOM*	11,777	441,638
AGCO Corp	5,146	364,234
AptarGroup Inc	4,737	418,798
Arrow Electronics Inc*	6,784	547,672
Avnet Inc	9,645	399,399
Belden Inc	3,213	272,109
Bemis Co Inc	7,187	337,214
Carlisle Cos Inc	4,884	561,513
Clean Harbors Inc*	3,961	213,339
Cognex Corp	6,475	897,241
Coherent Inc* (c )	1,898	554,140
Crane Co	3,718	317,406
Cree Inc*	7,564	268,825
Curtiss-Wright Corp	3,144	390,485
Donaldson Co Inc	9,971	497,553
Dycom Industries Inc*	2,403	258,010
Eagle Materials Inc	3,522	394,217
EMCOR Group Inc	4,602	371,704
Energizer Holdings Inc	4,614	211,921
EnerSys	3,287	227,099
Esterline Technologies Corp*	2,235	158,350
GATX Corp	3,043	192,165
Genesee & Wyoming Inc*	4,903	386,454
Gentex Corp	21,558	441,508
Graco Inc	4,168	548,467
Granite Construction Inc	2,975	197,451
Greif Inc	1,958	106,848
Hubbell Inc	3,895	489,952
Huntington Ingalls Industries Inc (c )	3,462	836,662
IDEX Corp	5,721	775,596
ITT Inc	6,716	364,007
Jabil Inc	14,253	411,199
KBR Inc	10,499	196,856
Kennametal Inc	6,127	285,641
Keysight Technologies Inc*	12,778	555,843
Kirby Corp*	4,091	275,324
KLX Inc*	4,006	224,777
Knight-Swift Transportation Holdings Inc	3,717	158,642
Knowles Corp*	6,625	104,609
Landstar System Inc	3,187	328,898
Lennox International Inc	2,924	613,280
Lincoln Electric Holdings Inc	4,860	442,940
Littelfuse Inc	1,717	348,379
Louisiana-Pacific Corp*	10,742	296,587
MSA Safety Inc	2,387	205,282
National Instruments Corp	7,974	350,457
Nordson Corp	4,032	517,548
Old Dominion Freight Line Inc	5,248	678,252
Orbital ATK Inc	4,394	579,744
Oshkosh Corp	5,684	511,787
Owens-Illinois Inc*	12,413	300,643
Regal Beloit Corp	3,394	261,168
Ryder System Inc	4,153	342,539
Silgan Holdings Inc	5,828	168,313
Sonoco Products Co	7,563	404,696
SYNNEX Corp	2,051	279,346
Tech Data Corp*	2,618	253,161
Teledyne Technologies Inc*	2,642	492,046
Terex Corp	8,088	378,195
Timken Co/The	5,307	264,819
Trimble Inc* (c )	18,971	796,592
Trinity Industries Inc	11,596	413,397
Valmont Industries Inc	1,704	294,451
Vishay Intertechnology Inc	10,173	222,789
Wabtec Corp/DE	6,768	520,459
Werner Enterprises Inc	4,592	175,414
Woodward Inc	4,146	320,693
Worthington Industries Inc	3,368	140,109
Zebra Technologies Corp*	4,006	441,942
Total Industrial		25,998,794

Technology (12.26%)
3D Systems Corp*	8,430	74,437
ACI Worldwide Inc*	8,804	201,436
Acxiom Corp*	5,876	160,121
Allscripts Healthcare Solutions Inc*	13,284	189,961
Blackbaud Inc	2,675	263,354
Broadridge Financial Solutions Inc	8,944	807,285
CDK Global Inc (c )	11,263	778,161
Cirrus Logic Inc*	4,718	260,622
CommVault Systems Inc*	3,169	170,809
Convergys Corp	7,214	178,042
Cypress Semiconductor Corp	24,346	389,779
Diebold Nixdorf Inc	6,660	127,872
DST Systems Inc	4,643	290,559
Dun & Bradstreet Corp/The	2,853	351,233
Fair Isaac Corp	1,774	278,624
Fortinet Inc*	11,009	463,039
Integrated Device Technology Inc*	10,215	307,369
IPG Photonics Corp*	2,778	636,106
j2 Global Inc	3,256	245,698
Jack Henry & Associates Inc	5,844	673,930
Leidos Holdings Inc	10,785	685,602
Manhattan Associates Inc*	5,102	226,274
MAXIMUS Inc	4,910	339,183
Medidata Solutions Inc*	4,277	285,019
Microsemi Corp*	8,178	432,207
Monolithic Power Systems Inc	2,786	329,723
MSCI Inc (c )	7,112	915,314
NCR Corp*	9,391	293,844
NetScout Systems Inc*	6,887	213,841
Pitney Bowes Inc	14,120	150,660
PTC Inc*	8,525	542,872
Science Applications International Corp	3,416	253,467
Silicon Laboratories Inc*	3,776	343,994
Synaptics Inc*	2,575	97,181
Take-Two Interactive Software Inc* (c )	7,795	869,532
Teradata Corp*	10,114	384,433
Teradyne Inc	15,196	614,982
Tyler Technologies Inc*	2,618	478,885
Ultimate Software Group Inc/The*	2,154	454,559
VeriFone Systems Inc*	8,370	145,136
Total Technology		14,905,145

Utilities (6.05%)
Aqua America Inc	13,254	503,519
Atmos Energy Corp	7,768	716,909
Black Hills Corp	4,587	268,385
Great Plains Energy Inc	14,740	505,729
Hawaiian Electric Industries Inc	8,128	311,709
IDACORP Inc	3,765	372,020
MDU Resources Group Inc	14,957	418,048
National Fuel Gas Co	6,396	376,085
New Jersey Resources Corp	5,790	258,234
NorthWestern Corp	3,640	233,906
OGE Energy Corp	15,051	538,224
ONE Gas Inc	3,898	308,917
PNM Resources Inc	5,973	271,772
Southwest Gas Holdings Inc	3,218	276,555
UGI Corp	12,966	635,464
Vectren Corp	6,192	430,344
Westar Energy Inc (c )	10,695	611,861
WGL Holdings Inc	3,860	326,324
Total Utilities		7,364,005

Total Common Stock (Cost $78,242,463)		126,510,476

Total Investments (Cost $78,242,463) (a) (104.12%)		126,510,476
Liabilities in Excess of Other Assets (-4.12%)		(5,007,578)
Net Assets (100.00%)		$121,502,898

*	Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $78,242,029.

At November 30, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	50,675,860
Unrealized depreciation	(2,689,413)
Net unrealized appreciation	47,986,447

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

(b) Futures contracts at November 30, 2017:

Contracts - $100 times premium / delivery month / commitment / exchange

S&P MidCap E-MINI	Notional Amount	Value	Unrealized Appreciation
12 / DECEMBER 2017 / Long / CME	2,197,150	2,280,000	$82,850

(c) A portion of these shares have been pledged in connection with obligations for futures contracts.

S&P SMALLCAP INDEX FUND

Portfolio of Investments (Unaudited)

11/30/2017

Security Description	Shares	Value
Common Stock (107.96%)

Basic Materials (4.72%)
A Schulman Inc	2,777	105,387
Aceto Corp	2,782	29,517
AdvanSix Inc*	2,911	125,319
AK Steel Holding Corp*	30,272	147,425
American Vanguard Corp	2,434	48,437
Balchem Corp	2,865	250,029
Calgon Carbon Corp	4,715	101,844
Century Aluminum Co*	4,940	65,455
Clearwater Paper Corp*	1,635	77,581
Deltic Timber Corp	1,050	96,905
Hawkins Inc	889	34,093
HB Fuller Co	4,525	255,979
Ingevity Corp*	3,788	301,487
Innophos Holdings Inc	1,783	82,606
Innospec Inc	2,391	170,717
Kaiser Aluminum Corp	1,681	162,822
Kraton Corp*	3,071	144,491
Materion Corp	1,856	90,758
Neenah Inc	1,669	149,209
PH Glatfelter Co	4,023	83,638
Quaker Chemical Corp	1,196	197,077
Rayonier Advanced Materials Inc	4,008	75,310
Schweitzer-Mauduit International Inc	3,051	138,119
Stepan Co	1,933	160,652
Total Basic Materials		3,094,857

Communications (5.29%)
8x8 Inc*	9,034	127,379
ADTRAN Inc	4,820	111,342
ATN International Inc	997	59,581
Black Box Corp	1,103	3,916
Blucora Inc*	3,846	79,035
CalAmp Corp*	3,365	76,890
Cincinnati Bell Inc*	3,903	84,695
Cogent Communications Holdings Inc	3,672	172,032
Comtech Telecommunications Corp	2,159	46,786
Consolidated Communications Holdings Inc	4,731	66,896
DHI Group Inc*	3,715	6,873
ePlus Inc*	1,224	99,389
EW Scripps Co/The*	5,565	83,865
FTD Cos Inc*	1,703	11,478
Gannett Co Inc	11,003	126,094
General Communication Inc*	2,584	103,127
Gigamon Inc*	3,050	118,493
Harmonic Inc*	6,732	28,274
HealthStream Inc*	2,362	56,168
Iridium Communications Inc*	7,675	94,786
Liquidity Services Inc*	1,721	9,896
NETGEAR Inc*	3,121	160,732
New Media Investment Group Inc	4,876	84,646
NIC Inc	6,163	102,306
Oclaro Inc*	12,578	89,555
Perficient Inc*	3,355	64,953
QuinStreet Inc*	3,564	38,099
Scholastic Corp	2,525	103,828
Shutterfly Inc*	3,272	144,557
Shutterstock Inc*	1,885	80,094
Spok Holdings Inc	1,924	33,670
Stamps.com Inc*	1,407	236,939
Time Inc	9,619	178,913
TiVo Corp	11,665	207,637
VASCO Data Security International Inc*	2,814	37,708
Viavi Solutions Inc*	20,257	189,808
World Wrestling Entertainment Inc	3,586	102,165
XO Group Inc*	2,315	44,749
Total Communications		3,467,354

Consumer, Cyclical (17.91%)
Abercrombie & Fitch Co	6,591	114,420
Allegiant Travel Co	1,305	198,360
American Axle & Manufacturing Holdings Inc*	8,182	146,867
Anixter International Inc*	2,757	197,126
Asbury Automotive Group Inc*	1,809	119,032
Ascena Retail Group Inc*	16,548	38,722
Barnes & Noble Education Inc*	3,275	19,781
Barnes & Noble Inc	4,767	32,892
Belmond Ltd*	8,394	104,086
Big 5 Sporting Goods Corp	1,772	13,379
Biglari Holdings Inc*	103	35,329
BJ's Restaurants Inc	1,655	59,166
Boyd Gaming Corp	7,425	236,783
Buckle Inc/The	2,729	60,720
Caleres Inc	4,288	139,960
Callaway Golf Co	8,817	127,935
Cato Corp/The	2,492	39,324
Cavco Industries Inc*	839	128,493
Children's Place Inc/The	1,743	231,645
Chuy's Holdings Inc*	1,589	39,566
Cooper-Standard Holdings Inc*	1,609	202,847
Core-Mark Holding Co Inc	4,601	152,569
Crocs Inc*	7,321	80,019
Daktronics Inc	3,984	38,167
Dave & Buster's Entertainment Inc*	3,612	191,544
DineEquity Inc	1,594	73,117
Dorman Products Inc*	2,929	200,080
DSW Inc	6,680	142,484
El Pollo Loco Holdings Inc*	2,051	21,638
Essendant Inc	3,451	32,474
Ethan Allen Interiors Inc	2,402	70,619
Express Inc*	7,585	73,878
EZCORP Inc*	4,843	58,358
Fiesta Restaurant Group Inc*	2,674	50,539
Finish Line Inc/The	3,854	41,585
FirstCash Inc	4,339	292,449
Five Below Inc*	4,936	305,045
Fossil Group Inc*	4,099	29,021
Fox Factory Holding Corp*	3,438	134,082
Francesca's Holdings Corp*	3,753	27,847
Fred's Inc	3,297	16,947
Genesco Inc*	1,901	59,121
Gentherm Inc*	2,594	93,384
G-III Apparel Group Ltd*	4,287	132,040
Group 1 Automotive Inc	1,928	156,226
Guess? Inc	6,053	99,875
Haverty Furniture Cos Inc	1,917	46,296
Hawaiian Holdings Inc (c )	4,810	207,552
Hibbett Sports Inc*	2,017	40,239

Iconix Brand Group Inc*	5,384	10,122
ILG Inc (c )	9,572	268,877
Installed Building Products Inc*	1,853	142,774
Interface Inc	6,070	151,447
iRobot Corp*	2,464	169,080
JC Penney Co Inc*	29,033	96,099
Kirkland's Inc*	1,134	14,753
La-Z-Boy Inc	4,599	151,307
LCI Industries	2,245	293,871
LGI Homes Inc*	1,599	112,266
Lithia Motors Inc	2,147	251,822
Lumber Liquidators Holdings Inc*	2,806	79,550
M/I Homes Inc*	2,305	83,464
Marcus Corp/The	1,880	52,828
MarineMax Inc*	2,374	50,685
Marriott Vacations Worldwide Corp	2,189	293,873
MDC Holdings Inc	4,102	146,933
Meritage Homes Corp*	3,559	195,567
Mobile Mini Inc	4,151	149,021
Monarch Casino & Resort Inc*	1,008	47,305
Motorcar Parts of America Inc*	1,857	48,393
Movado Group Inc	1,360	39,916
Nautilus Inc*	2,880	37,728
Ollie's Bargain Outlet Holdings Inc*	4,581	217,368
Oxford Industries Inc	1,411	97,359
Penn National Gaming Inc*	7,358	211,616
Perry Ellis International Inc*	1,141	27,920
PetMed Express Inc	1,968	77,441
Red Robin Gourmet Burgers Inc*	1,277	66,915
Regis Corp*	3,353	53,480
RH*	1,775	179,967
Ruby Tuesday Inc*	4,509	10,777
Ruth's Hospitality Group Inc	2,946	63,192
ScanSource Inc*	2,508	90,288
Scientific Games Corp*	4,612	242,822
Shake Shack Inc*	1,691	69,500
Shoe Carnival Inc	1,254	33,582
SkyWest Inc	4,968	258,584
Sleep Number Corp*	3,948	138,930
Sonic Automotive Inc	2,552	54,230
Sonic Corp	4,191	106,954
Standard Motor Products Inc	1,887	85,311
Steven Madden Ltd*	5,127	219,179
Superior Industries International Inc	2,154	35,972
Tailored Brands Inc	4,698	79,208
Tile Shop Holdings Inc	2,641	21,920
Titan International Inc	4,154	49,723
Unifi Inc*	1,518	55,468
UniFirst Corp/MA	1,393	227,756
Universal Electronics Inc*	1,358	72,109
Vera Bradley Inc*	1,892	16,744
Veritiv Corp*	1,144	31,174
Vista Outdoor Inc*	5,502	79,284
Vitamin Shoppe Inc*	2,435	9,131
Wabash National Corp	5,957	120,034
William Lyon Homes*	2,265	67,588
Wingstop Inc	2,683	105,147
Winnebago Industries Inc	2,474	135,452
Wolverine World Wide Inc	8,711	252,358
Zumiez Inc*	1,661	36,210
Total Consumer, Cyclical		11,742,002

Consumer, Non-Cyclical (21.93%)
Abaxis Inc	2,239	109,129
ABM Industries Inc	5,011	214,471
Acorda Therapeutics Inc*	4,239	86,052
Almost Family Inc*	1,184	70,330
AMAG Pharmaceuticals Inc*	3,411	47,583
Amedisys Inc*	2,771	149,634
American Public Education Inc*	1,343	36,060
AMN Healthcare Services Inc*	4,313	216,513
Amphastar Pharmaceuticals Inc*	3,566	69,858
Analogic Corp	1,237	102,424
Andersons Inc/The	2,428	78,424
AngioDynamics Inc*	3,432	58,962
ANI Pharmaceuticals Inc*	789	56,106
Anika Therapeutics Inc*	1,454	80,144
B&G Foods Inc (c )	5,933	229,607
BioTelemetry Inc*	2,681	77,749
Bob Evans Farms Inc/DE	1,963	153,193
Brink's Co/The (c )	4,067	328,817
Calavo Growers Inc	1,434	109,558
Cal-Maine Foods Inc*	2,954	146,962
Cambrex Corp*	2,906	141,958
Cantel Medical Corp	3,268	347,977
Capella Education Co	1,147	97,838
Cardtronics PLC*	4,527	84,791
Career Education Corp*	5,984	79,408
Central Garden & Pet Co*	829	32,853
Central Garden & Pet Co - A*	3,166	122,113
Coca-Cola Bottling Co Consolidated	446	96,207
Community Health Systems Inc*	11,035	50,209
CONMED Corp	2,461	131,664
CorVel Corp*	969	53,537
Cross Country Healthcare Inc*	2,732	37,346
CryoLife Inc*	2,477	50,407
Cytokinetics Inc*	4,081	35,097
Darling Ingredients Inc*	14,755	264,852
Diplomat Pharmacy Inc*	4,311	77,167
Eagle Pharmaceuticals Inc/DE*	805	47,543
Emergent BioSolutions Inc*	3,436	150,943
Enanta Pharmaceuticals Inc*	1,283	63,714
Ensign Group Inc/The	4,753	115,355
Forrester Research Inc	996	46,264
Green Dot Corp*	4,234	261,661
Haemonetics Corp*	4,699	271,602
HealthEquity Inc*	4,248	220,344
Heidrick & Struggles International Inc	1,846	46,150
Heska Corp*	616	52,871
HMS Holdings Corp*	8,301	137,216

ICU Medical Inc*	1,353	288,730
Impax Laboratories Inc*	6,867	114,336
Innoviva Inc*	7,702	101,050
Inogen Inc*	1,607	206,885
Insperity Inc	1,856	218,822
Integer Holdings Corp*	2,740	132,753
Integra LifeSciences Holdings Corp* (c )	5,431	264,055
Inter Parfums Inc	1,699	75,266
Invacare Corp	2,936	51,526
J&J Snack Foods Corp	1,346	203,394
John B Sanfilippo & Son Inc	861	52,022
Kelly Services Inc	2,711	79,026
Kindred Healthcare Inc	8,030	59,021
Korn/Ferry International	5,534	242,611
Lannett Co Inc*	2,918	77,181
Lantheus Holdings Inc*	2,369	53,066
LeMaitre Vascular Inc	1,253	41,261
LendingTree Inc*	717	216,498
LHC Group Inc*	1,403	92,275
Ligand Pharmaceuticals Inc*	1,704	224,672
LSC Communications Inc	3,223	52,728
Luminex Corp	3,649	77,943
Magellan Health Inc*	2,121	179,225
Matthews International Corp	3,115	176,465
Medicines Co/The* (c )	6,505	188,645
Medifast Inc	1,106	75,794
Meridian Bioscience Inc	3,910	58,846
Merit Medical Systems Inc*	4,493	195,221
MiMedx Group Inc*	9,948	115,098
Momenta Pharmaceuticals Inc*	6,424	88,651
Monro Inc	3,235	163,206
Myriad Genetics Inc*	6,576	227,727
Natus Medical Inc*	3,265	130,763
Navigant Consulting Inc*	4,384	84,129
Nektar Therapeutics* (c )	13,952	753,268
Neogen Corp*	3,543	297,258
Nutrisystem Inc	2,854	144,841
On Assignment Inc*	4,366	279,249
OraSure Technologies Inc*	5,326	88,145
Orthofix International NV*	1,720	93,258
PharMerica Corp*	2,861	83,683
Phibro Animal Health Corp	1,840	63,848
Progenics Pharmaceuticals Inc*	6,744	38,980
Providence Service Corp/The*	1,210	73,253
Quorum Health Corp*	2,753	12,912
Rent-A-Center Inc/TX	5,285	59,403
Repligen Corp*	3,362	119,183
Resources Connection Inc	2,990	47,990
RR Donnelley & Sons Co	6,596	61,936
Sanderson Farms Inc	1,808	306,799
Select Medical Holdings Corp*	10,334	182,395
Seneca Foods Corp*	660	22,671
SpartanNash Co	3,727	94,479
Spectrum Pharmaceuticals Inc*	6,375	124,950
Strayer Education Inc	963	95,558
Supernus Pharmaceuticals Inc*	4,529	171,196
SUPERVALU Inc*	3,712	67,855
Surmodics Inc*	1,229	40,680
Team Inc*	2,930	40,288
Tivity Health Inc*	3,326	122,396
TrueBlue Inc*	3,979	113,203
Universal Corp/VA	2,510	133,909
US Physical Therapy Inc	1,244	90,874
Varex Imaging Corp*	3,617	134,082
Viad Corp	1,887	108,691
WD-40 Co	1,342	160,235
Total Consumer, Non-Cyclical		14,375,022

Energy (2.43%)
Archrock Inc	6,587	62,577
Bill Barrett Corp*	7,117	41,634
Bristow Group Inc	2,639	38,424
CARBO Ceramics Inc*	1,539	15,436
Cloud Peak Energy Inc*	7,447	30,831
Contango Oil & Gas Co*	2,258	5,509
Denbury Resources Inc*	38,435	67,261
Ensco PLC	11,049	59,333
Era Group Inc*	1,546	17,068
Exterran Corp*	2,938	90,020
Flotek Industries Inc*	5,110	24,118
FutureFuel Corp	2,258	33,893
Geospace Technologies Corp*	1,047	15,328
Green Plains Inc	3,350	56,448
Gulf Island Fabrication Inc	900	11,430
Helix Energy Solutions Group Inc*	12,478	82,979
Matrix Service Co*	2,446	41,827
McDermott International Inc*	28,199	204,725
Newpark Resources Inc*	7,931	70,189
Noble Corp plc*	23,810	99,526
Pioneer Energy Services Corp*	7,129	14,971
REX American Resources Corp*	531	48,607
SEACOR Holdings Inc*	1,507	72,110
SRC Energy Inc*	18,012	157,785
SunCoke Energy Inc*	5,562	63,351
Tesco Corp*	4,255	17,233
TETRA Technologies Inc*	10,727	43,123
Unit Corp*	4,869	104,148
Total Energy		1,589,884

Financial (23.48%)
Acadia Realty Trust (c )	7,623	213,673
Agree Realty Corp	2,475	122,364
American Assets Trust Inc (c )	4,059	159,762
American Equity Investment Life Holding Co	7,996	253,712
Ameris Bancorp	3,643	180,693
AMERISAFE Inc	1,791	117,579
Apollo Commercial Real Estate Finance Inc	7,804	145,545
Banc of California Inc	4,925	111,059
Bank Mutual Corp	3,500	37,450
Banner Corp	2,605	150,022
BofI Holding Inc*	5,728	158,322
Boston Private Financial Holdings Inc	8,332	136,228
Brookline Bancorp Inc	7,524	121,136
Capstead Mortgage Corp	9,068	82,247
CareTrust REIT Inc	6,578	119,851
CBL & Associates Properties Inc	16,968	95,530
Cedar Realty Trust Inc	7,158	42,733
Central Pacific Financial Corp	3,057	98,435
Chatham Lodging Trust	3,801	86,245
Chesapeake Lodging Trust	5,971	172,204
City Holding Co	1,547	110,176
Columbia Banking System Inc	5,641	260,050
Community Bank System Inc	4,425	245,057
Customers Bancorp Inc*	2,828	76,639
CVB Financial Corp	9,262	227,753
DiamondRock Hospitality Co	18,012	201,554
Dime Community Bancshares Inc	2,890	63,725
EastGroup Properties Inc	3,057	287,603
Employers Holdings Inc	3,193	156,457
Encore Capital Group Inc*	2,204	100,943
Enova International Inc*	1,954	29,017
Evercore Inc (c )	3,675	319,174
Fidelity Southern Corp	1,943	42,843
Financial Engines Inc	5,211	145,387
First BanCorp/Puerto Rico*	15,550	77,439
First Commonwealth Financial Corp	8,708	131,491
First Financial Bancorp	6,159	174,608
First Financial Bankshares Inc	5,968	283,182
First Midwest Bancorp Inc/IL	7,308	182,481
Four Corners Property Trust Inc	5,684	148,352
Franklin Street Properties Corp	10,054	109,488
Getty Realty Corp	2,679	76,243
Glacier Bancorp Inc	6,925	277,346
Government Properties Income Trust	7,067	131,800
Great Western Bancorp Inc	5,681	234,739
Greenhill & Co Inc	2,575	52,273
Hanmi Financial Corp	3,211	101,949
HCI Group Inc	756	22,733
Hersha Hospitality Trust	4,041	70,920
HFF Inc	3,494	157,719
HomeStreet Inc*	2,502	76,311
Hope Bancorp Inc	12,231	228,964
Horace Mann Educators Corp	4,007	187,127

Independence Realty Trust Inc	5,870	60,637
Independent Bank Corp/Rockland MA	2,458	178,697
Infinity Property & Casualty Corp	1,035	111,573
Interactive Brokers Group Inc	6,595	376,311
INTL. FCStone Inc*	1,498	65,732
Investment Technology Group Inc	3,137	56,434
Kite Realty Group Trust	7,495	144,129
LegacyTexas Financial Group Inc	4,139	173,300
Lexington Realty Trust	20,906	218,677
LTC Properties Inc	3,829	175,521
Maiden Holdings Ltd	6,878	44,707
National Bank Holdings Corp	2,643	89,677
Navigators Group Inc/The	2,201	113,352
NBT Bancorp Inc	4,311	167,439
Northfield Bancorp Inc	4,483	79,528
Northwest Bancshares Inc	10,116	171,264
OFG Bancorp	4,362	42,748
Old National Bancorp/IN	12,215	222,924
Opus Bank*	1,640	45,756
Oritani Financial Corp	3,530	60,893
Pennsylvania Real Estate Investment Trust	6,532	72,440
Piper Jaffray Cos	1,416	111,227
PRA Group Inc*	4,604	160,219
ProAssurance Corp (c )	4,806	297,251
Provident Financial Services Inc	6,007	164,231
PS Business Parks Inc	1,891	250,671
Ramco-Gershenson Properties Trust	7,667	110,481
RE/MAX Holdings Inc	1,645	87,761
Retail Opportunity Investments Corp	9,821	192,196
RLI Corp	3,694	220,643
S&T Bancorp Inc	3,468	144,824
Safety Insurance Group Inc	1,334	109,855
Saul Centers Inc	1,169	75,447
Selective Insurance Group Inc (c )	5,244	320,933
ServisFirst Bancshares Inc	4,403	184,882
Simmons First National Corp	2,958	171,268
Southside Bancshares Inc	2,700	97,740
Sterling Bancorp/DE (c )	19,490	494,072
Stewart Information Services Corp	2,175	87,718
Summit Hotel Properties Inc	9,290	140,372
Tompkins Financial Corp	1,219	107,955
TrustCo Bank Corp NY	8,756	81,869
United Community Banks Inc/GA	6,851	196,898
United Fire Group Inc	2,014	96,793
United Insurance Holdings Corp	1,777	29,658
Universal Health Realty Income Trust	1,242	92,975
Universal Insurance Holdings Inc	3,014	79,570
Urstadt Biddle Properties Inc	2,716	64,424
Virtus Investment Partners Inc	643	77,192
Waddell & Reed Financial Inc	8,108	164,592
WageWorks Inc*	3,672	235,559
Walker & Dunlop Inc*	2,755	135,766
Westamerica Bancorporation	2,609	161,314
WisdomTree Investments Inc	11,401	131,112
World Acceptance Corp*	575	47,714
Total Financial		15,393,254

Industrial (20.98%)
AAON Inc	3,922	142,957
AAR Corp	3,171	131,850
Actuant Corp	5,880	155,232
Advanced Energy Industries Inc*	3,590	269,142
Aegion Corp*	3,357	92,754
Aerojet Rocketdyne Holdings Inc*	6,680	210,353
Aerovironment Inc*	1,924	87,696
Alamo Group Inc	937	110,519
Albany International Corp	2,871	185,754
American Woodmark Corp*	1,386	138,046
Apogee Enterprises Inc	2,845	142,334
Applied Industrial Technologies Inc	3,759	240,388
Applied Optoelectronics Inc*	1,725	75,314
ArcBest Corp	2,196	83,119
Astec Industries Inc	1,900	105,203
Atlas Air Worldwide Holdings Inc*	2,496	144,144
Axon Enterprise Inc*	5,194	129,227
AZZ Inc	2,578	124,002
Badger Meter Inc	2,727	126,533
Barnes Group Inc (c )	4,484	297,155
Bel Fuse Inc	579	15,546
Benchmark Electronics Inc*	4,930	150,365
Boise Cascade Co	3,579	137,791
Brady Corp	4,730	184,943
Briggs & Stratton Corp	4,252	105,875
Chart Industries Inc*	3,048	148,377
CIRCOR International Inc	1,626	78,763
Comfort Systems USA Inc	3,696	158,743
CTS Corp	3,041	82,867
Cubic Corp	2,477	153,450
DXP Enterprises Inc/TX*	1,415	39,337
Echo Global Logistics Inc*	2,538	68,526
Electro Scientific Industries Inc*	3,245	77,653
Encore Wire Corp	2,060	95,996
EnPro Industries Inc	2,127	183,709
ESCO Technologies Inc	2,555	166,969
Exponent Inc	2,311	174,481
Fabrinet*	3,546	113,153
FARO Technologies Inc*	1,657	86,660
Federal Signal Corp	5,933	127,560
Forward Air Corp	2,710	154,199
Franklin Electric Co Inc	3,824	177,051
General Cable Corp	4,571	98,277
Gibraltar Industries Inc*	3,137	103,207
Greenbrier Cos Inc/The	2,818	140,900
Griffon Corp	3,014	70,377
Harsco Corp*	7,483	135,068
Haynes International Inc	1,242	39,794
Heartland Express Inc	3,991	91,154
Hillenbrand Inc	6,079	276,898
Hub Group Inc*	3,325	158,935

II-VI Inc*	4,946	234,440
Insteel Industries Inc	1,735	47,799
Itron Inc*	3,030	195,284
John Bean Technologies Corp (c )	2,870	343,683
Kaman Corp	2,691	160,545
KapStone Paper and Packaging Corp	7,937	176,440
Lindsay Corp	1,030	96,645
LSB Industries Inc*	1,435	12,929
Lydall Inc*	1,587	87,364
Marten Transport Ltd	3,836	77,295
Matson Inc	4,283	124,935
Methode Electronics Inc	3,654	172,103
Moog Inc*	2,894	243,414
Mueller Industries Inc	5,189	188,880
Multi-Color Corp	1,236	94,554
Myers Industries Inc	1,890	40,352
MYR Group Inc*	1,615	57,429
National Presto Industries Inc	461	47,806
Olympic Steel Inc	881	17,550
Orion Group Holdings Inc*	1,870	14,530
OSI Systems Inc*	1,710	148,189
Park Electrochemical Corp	1,665	31,802
Patrick Industries Inc*	1,583	160,200
PGT Innovations Inc*	4,867	79,575
Plexus Corp*	3,243	202,720
Powell Industries Inc	737	20,687
Proto Labs Inc*	2,187	210,389
Quanex Building Products Corp	3,418	74,854
Raven Industries Inc	3,584	136,909
Roadrunner Transportation Systems Inc*	3,008	25,748
Rogers Corp*	1,628	262,271
Saia Inc*	2,527	166,277
Sanmina Corp*	6,831	232,254
Simpson Manufacturing Co Inc	3,642	218,411
SPX Corp*	4,195	133,779
SPX FLOW Inc*	4,202	188,124
Standex International Corp	1,191	127,437
Sturm Ruger & Co Inc	1,780	97,455
Tennant Co	1,758	115,676
Tetra Tech Inc	5,113	255,650
TimkenSteel Corp*	3,578	54,028
TopBuild Corp*	3,591	244,152
Tredegar Corp	2,521	49,663
Trex Co Inc*	2,838	334,203
Triumph Group Inc	4,765	147,239
TTM Technologies Inc*	7,949	129,807
Universal Forest Products Inc	6,063	237,427
US Concrete Inc*	1,453	117,475
US Ecology Inc	2,034	104,649
Vicor Corp*	1,588	35,809
Watts Water Technologies Inc	2,500	186,000
Total Industrial		13,751,182

Technology (8.09%)
Agilysys Inc*	1,424	17,430
Bottomline Technologies de Inc*	3,498	116,588
Brooks Automation Inc	6,236	155,214
Cabot Microelectronics Corp	2,276	219,224
CACI International Inc* (c )	2,200	290,290
CEVA Inc*	1,957	92,958
Cohu Inc	2,289	52,098
Computer Programs & Systems Inc	1,062	32,179
CSG Systems International Inc	3,263	149,739
Digi International Inc*	2,432	24,928
Diodes Inc*	3,601	105,509
Donnelley Financial Solutions Inc*	2,482	50,633
DSP Group Inc*	2,148	28,031
Ebix Inc	2,095	161,944
Electronics For Imaging Inc*	4,489	138,082
Engility Holdings Inc*	1,753	51,169
ExlService Holdings Inc*	3,184	195,434
Insight Enterprises Inc*	3,525	137,475
Kopin Corp*	6,036	19,436
Kulicke & Soffa Industries Inc*	6,804	168,943
LivePerson Inc*	5,298	58,808
Lumentum Holdings Inc* (c )	4,986	269,493
ManTech International Corp/VA	2,349	119,751
MaxLinear Inc*	5,033	132,922
Mercury Systems Inc*	4,322	225,565
MicroStrategy Inc*	933	127,597
Monotype Imaging Holdings Inc	3,836	96,666
MTS Systems Corp	1,561	87,260
Nanometrics Inc*	2,280	57,365
Omnicell Inc*	3,357	175,907
Power Integrations Inc	2,683	210,616
Progress Software Corp	4,672	193,140
Quality Systems Inc*	4,286	61,847
Qualys Inc*	2,925	172,283
Rambus Inc*	11,045	163,466
Rudolph Technologies Inc*	2,887	70,154
Semtech Corp*	5,795	197,320
SPS Commerce Inc*	1,706	86,084
Super Micro Computer Inc*	3,742	82,511
Sykes Enterprises Inc*	3,693	117,511
Synchronoss Technologies Inc*	3,896	39,116
TTEC Holdings Inc	1,570	63,585
Veeco Instruments Inc*	4,630	74,775
Virtusa Corp*	2,554	118,378
Xperi Corp	4,873	94,049
Total Technology		5,303,473

Utilities (3.13%)
ALLETE Inc (c )	4,568	367,724
American States Water Co	3,295	190,089
Avista Corp	5,765	299,434
California Water Service Group	4,308	196,445
El Paso Electric Co	3,644	221,920
Northwest Natural Gas Co	2,574	177,991
South Jersey Industries Inc (c )	7,120	241,083
Spire Inc (c )	4,331	356,225
Total Utilities		2,050,911

Total Common Stock (Cost $47,640,822)		70,767,939

Total Investments (Cost $47,640,822) (a) (107.96%)		70,767,939
Liabilities in Excess of Other Assets (-7.96%)		(5,215,232)
Net Assets (100.00%)		65,552,707

*	Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $47,666,293.

At November 30, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	26,630,632
Unrealized depreciation	(3,528,986)
Net unrealized appreciation	23,101,646

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

(b) Futures contracts at November 30, 2017:

Contracts - $100 times premium / delivery month / commitment / exchange

Russell 2000 MINI	Notional Amount	Value	Unrealized Appreciation
17 / DECEMBER 2017 / Long / ICE	1,272,485	1,313,760	41,275

(c) A portion of these shares have been pledged in connection with obligations for futures contracts.

SHELTON CORE VALUE FUND

Portfolio of Investments (Unaudited)

11/30/2017

Security Description	Shares	Value
Common Stock (88.10%)

Basic Materials (3.97%)
DowDuPont Inc	2,930	210,843
PPG Industries Inc (b)	31,000	3,622,350
Praxair Inc (b)	15,167	2,334,505
Sensient Technologies Corp	8,500	659,005
Total Basic Materials		6,826,703

Communications (2.57%)
AT&T Inc (b)	57,669	2,097,998
Verizon Communications Inc (b)	45,542	2,317,632
Total Communications		4,415,630

Consumer, Cyclical (9.31%)
Ford Motor Co (b)	762,700	9,549,004
McDonald's Corp (b)	18,268	3,141,548
Target Corp (b)	43,339	2,596,006
Walgreens Boots Alliance Inc	10,000	727,600
Total Consumer, Cyclical		16,014,158

Consumer, Non-Cyclical (16.58%)
Abbott Laboratories (b)	27,810	1,567,650
AbbVie Inc (b)	21,110	2,045,981
Aetna Inc	1,984	357,477
AmerisourceBergen Corp (b)	22,912	1,943,396
Anthem Inc	3,300	775,368
Baxter International Inc (b)	26	1,704
British American Tobacco PLC	3,770	239,885
Celgene Corp* (b)	25,614	2,582,660
Colgate-Palmolive Co (b)	20,400	1,477,980
Conagra Brands Inc (b)	42,450	1,584,659
Danaher Corp	4,300	405,748
Gilead Sciences Inc (b)	51,200	3,828,735
Kimberly-Clark Corp	1,800	215,568
Lamb Weston Holdings Inc (b)	14,149	769,281
Merck & Co Inc (b)	25,200	1,392,804
Moody's Corp	992	150,605
Procter & Gamble Co/The	4,580	412,154
Shire PLC (b)	7,085	1,053,894
Sprouts Farmers Market Inc* (b)	260,000	6,078,800
Tyson Foods Inc	20,000	1,645,000
Total Consumer, Non-Cyclical		28,529,349

Energy (11.80%)
Anadarko Petroleum Corp (b)	21,340	1,026,241
Baker Hughes a GE Co (b)	27,455	816,237
BP PLC (b)	80,228	3,214,736
Chevron Corp (b)	36,724	4,369,789
ConocoPhillips (b)	19,648	999,690
Devon Energy Corp (b)	10,652	410,422
Enbridge Inc (b)	11,808	445,280
Exxon Mobil Corp (b)	43,236	3,601,126
Royal Dutch Shell PLC (b)	36,500	2,340,380
Schlumberger Ltd (b)	49,100	3,085,935
Total Energy		20,309,836

Financial (23.85%)
Arthur J Gallagher & Co	32,400	2,132,892
Aspen Insurance Holdings Ltd	26,315	1,078,915
Bank of America Corp (b)	140,000	3,943,800
Bank of New York Mellon Corp/The (b)	21,450	1,174,173
BlackRock Inc (b)	6,300	3,157,497
Citigroup Inc (b)	21,300	1,608,150
Goldman Sachs Group Inc/The (b)	15,850	3,925,094
Intercontinental Exchange Inc (b)	15,920	1,137,484
JPMorgan Chase & Co (b)	71,020	7,423,009
Morgan Stanley (b)	47,050	2,428,251
New York Community Bancorp Inc	211,900	2,826,746
Principal Financial Group Inc (b)	13,650	966,284
State Street Corp (b)	9,600	915,360
US Bancorp (b)	60,600	3,342,090
Wells Fargo & Co (b)	87,889	4,963,092
Total Financial		41,022,837

Industrial (7.51%)
Agilent Technologies Inc	870	60,239
Boeing Co/The (b)	12,000	3,321,600
Caterpillar Inc (b)	13,942	1,967,913
Fortive Corp (b)	12,800	955,519
Northrop Grumman Corp (b)	8,600	2,643,640
Rockwell Collins Inc	1,400	185,234
Seaspan Corp	25,000	146,750
Union Pacific Corp (b)	7,650	967,725
United Parcel Service Inc (b)	8,160	991,032
United Technologies Corp (b)	13,900	1,688,155
Total Industrial		12,927,807

Technology (8.51%)
Analog Devices Inc (b)	10,696	921,033
Dell Technologies Inc Class V* (b)	3,312	259,131
DXC Technology Co (b)	4,294	412,825
Hewlett Packard Enterprise Co (b)	50,000	697,500
International Business Machines Corp (b)	4,760	732,897
Micro Focus International PLC	6,865	229,977
Microsoft Corp (b)	37,133	3,125,485
Oracle Corp (b)	45,130	2,214,078
Paychex Inc (b)	34,000	2,288,540
QUALCOMM Inc (b)	33,575	2,227,366
Taiwan Semiconductor Manufacturing Co Ltd	30,000	1,188,000
Texas Instruments Inc (b)	3,500	340,515
Total Technology		14,637,347

Utilities (4.01%)
Consolidated Edison Inc (b)	21,200	1,887,648
DTE Energy Co (b)	4,700	543,179
Duke Energy Corp (b)	8,099	722,269
Exelon Corp (b)	18,746	781,896
FirstEnergy Corp (b)	23,574	804,816
NextEra Energy Inc (b)	7,500	1,185,299
Sempra Energy (b)	8,050	973,970
Total Utilities		6,899,077

Total Common Stock (Cost $80,228,280)		151,582,744

Preferred Stock (0.58%)
Amerityre Corp**	2,000,000	1,000,000
Total Preferred Stock (Cost $2,000,000)		1,000,000

United States Treasury Bills (18.99%)
TREASURY BILL	32,700,000	32,669,117
Total United States Treasury Bills (Cost $32,669,117)		32,669,117

Total Investments (Cost $114,897,397) (a) (107.67%)		185,251,861
Liabilities in Excess of Other Assets (-7.67%)		(13,202,000)
Net Assets (100.00%)		172,049,861

*	Non-income producing security.
**	This security has been fair valued and deemed to be illiquid by the Advisor. At November 30, 2017, the fair value was $1,000,000, or 0.58% of net assets.

(a) Aggregate cost for federal income tax purpose is $114,895,148.

(b) A portion of these shares have been pledged in connection with obligations for options contracts.

At November 30, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	72,651,331
Unrealized depreciation	(2,294,618)
Net unrealized appreciation	70,356,713

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

SCHEDULE OF SECURITIES SOLD SHORT

Written Call Options
	Expiration Date	Contracts	Exercise Price	Notional Amount	Value
AT&T Inc	12/15/2017	(150)	40.00	600,000	(525)
McDonald's Corp	1/19/2018	(36)	170.00	612,000	(18,180)
Target Corp	1/19/2018	(130)	60.00	780,000	(34,190)
Abbott Laboratories	1/19/2018	(78)	55.00	429,000	(17,745)
AbbVie Inc	1/19/2018	(55)	90.00	495,000	(42,900)
Celgene Corp	12/15/2017	(75)	145.00	1,087,500	(113)
Colgate-Palmolive Co	1/19/2018	(60)	75.00	450,000	(5,190)
Conagra Brands Inc	1/19/2018	(125)	35.00	437,500	(35,625)
Bank of New York Mellon Corp/The	12/15/2017	(64)	50.00	320,000	(31,520)
Boeing Co/The	12/15/2017	(34)	260.00	884,000	(59,160)
Caterpillar Inc	12/15/2017	(38)	130.00	494,000	(42,655)
Union Pacific Corp	12/15/2017	(22)	115.00	253,000	(26,895)
United Parcel Service Inc	12/15/2017	(20)	120.00	240,000	(5,550)
United Technologies Corp	1/19/2018	(38)	120.00	456,000	(13,490)
Analog Devices Inc	12/15/2017	(30)	90.00	270,000	(750)
Microsoft Corp	2/16/2018	(100)	82.50	825,000	(41,250)
Oracle Corp	12/15/2017	(195)	50.00	975,000	(15,795)
QUALCOMM Inc	2/17/2018	(112)	65.00	728,000	(48,440)
Texas Instruments Inc	1/19/2018	(20)	92.50	185,000	(12,250)
DTE Energy Co	1/19/2018	(37)	115.00	425,500	(7,678)

Total Written Call Options				10,946,500	(459,900)
Premiums Received $357,236

EUROPEAN GROWTH AND INCOME FUND

Portfolio of Investments (Unaudited)

11/30/2017

Security Description	Shares	Value
Common Stock (99.25%)

Basic Materials (6.01%)
BASF SE	13,952	390,656
BHP Billiton Ltd	1,900	78,945
Rio Tinto PLC	3,600	172,440
South32 Ltd	760	9,276
Total Basic Materials		651,317

Communications (4.21%)
Deutsche Telekom AG	11,525	205,145
Telefonica SA	24,558	250,983
Total Communications		456,128

Consumer, Cyclical (7.95%)
Daimler AG	3,835	318,612
LVMH Moet Hennessy Louis Vuitton SE	9,300	542,441
Total Consumer, Cyclical		861,053

Consumer, Non-Cyclical (41.34%)
Agriculture (3.64%)
British American Tobacco PLC	6,200	394,506
		394,506
Beverages (7.40%)
Anheuser-Busch InBev SA/NV	3,700	423,613
Diageo PLC	2,735	378,715
		802,328
Cosmetics/Personal Care (3.47%)
Unilever NV	6,508	375,772
		375,772
Food (5.92%)
Nestle SA	7,512	641,600
		641,600
Pharmaceuticals (20.91%)
Bayer AG	16,460	525,897
GlaxoSmithKline PLC	8,050	282,233
Novartis AG	7,157	614,071
Roche Holding AG	15,564	491,512
Sanofi	7,700	351,428
		2,265,141

Total Consumer, Non-Cyclical		4,479,347

Energy (10.50%)
Eni SpA	7,482	246,682
Royal Dutch Shell PLC	7,751	496,995
TOTAL SA	6,964	393,814
Total Energy		1,137,491

Financial (20.71%)
Allianz SE	18,157	428,051
AXA SA	18,984	573,696
Banco Bilbao Vizcaya Argentaria SA	15,838	135,573
Banco Santander SA	51,573	345,023
BNP Paribas SA	5,452	207,068
Deutsche Bank AG	3,484	65,708
HSBC Holdings PLC	2,569	127,551
ING Groep NV	20,000	362,000
Total Financial		2,244,670

Industrial (4.69%)
Siemens AG	7,470	508,109
Total Industrial		508,109

Technology (3.84%)
SAP SE	3,667	415,653
Total Technology		415,653

Total Common Stock (Cost $7,885,976)		10,753,768

Total Investments (Cost $7,885,976) (a) (99.25%)		10,753,768
Other Net Assets (0.75%)		81,676
Net Assets (100.00%)		10,835,444

(a) Aggregate cost for federal income tax purpose is $7,886,020.

At November 30, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	3,601,775
Unrealized depreciation	(734,027)
Net unrealized appreciation	2,867,748

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

NASDAQ 100 INDEX FUND

Portfolio of Investments (Unaudited)

11/30/2017

Security Description	Shares	Value
Common Stock (99.10%)

Communications (34.73%)
Internet (24.75%)
Alphabet Inc - C*	21,129	21,581,372
Alphabet Inc - A*	20,265	20,997,985
Amazon.com Inc* (c )	23,696	27,884,268
Baidu Inc*	21,164	5,049,307
Ctrip.com International Ltd*	34,605	1,594,598
eBay Inc*	82,040	2,844,327
Expedia Inc	10,128	1,240,680
Facebook Inc*	135,510	24,009,662
JD.com Inc*	69,220	2,592,289
Liberty Ventures*	4,813	268,614
MercadoLibre Inc	3,429	943,455
Netflix Inc*	33,165	6,221,091
Priceline Group Inc/The*	3,768	6,555,227
Symantec Corp	42,820	1,240,495
		123,023,370
Media (6.10%)
Charter Communications Inc*	19,809	6,461,894
Comcast Corp	361,341	13,564,741
Discovery Communications Inc*	7,945	151,114
Discovery Communications Inc - C*	15,060	272,285
DISH Network Corp*	17,665	894,732
Liberty Global PLC - A*	17,321	550,115
Liberty Global PLC - C*	43,868	1,352,450
Sirius XM Holdings Inc	348,560	1,917,080
Twenty-First Century Fox Inc - A	80,852	2,582,413
Twenty-First Century Fox Inc	61,339	1,910,710
Viacom Inc	23,860	675,715
		30,333,249
Telecommunicatoins (3.88%)
Cisco Systems Inc	384,088	14,326,482
Liberty Latin America Ltd - A*	2,316	48,173
Liberty Latin America Ltd - C*	6,079	126,139
T-Mobile US Inc*	63,838	3,898,587
Vodafone Group PLC	29,544	909,364
		19,308,745

Total Communications		172,665,364

Consumer, Cyclical (8.53%)
American Airlines Group Inc	37,410	1,888,831
Costco Wholesale Corp	33,691	6,213,631
Dollar Tree Inc*	16,684	1,714,448
Fastenal Co	19,852	1,040,046
Hasbro Inc	9,380	872,528
Liberty Interactive Corp QVC Group*	31,432	766,941
Marriott International Inc/MD	28,608	3,633,216
Mattel Inc	25,314	461,981
Norwegian Cruise Line Holdings Ltd*	16,804	910,105
O'Reilly Automotive Inc*	6,761	1,597,016
PACCAR Inc	26,991	1,898,277
Ross Stores Inc	29,895	2,272,917
Starbucks Corp	110,915	6,413,105
Tesla Inc*	12,756	3,939,691
Tractor Supply Co	9,663	659,403
Ulta Beauty Inc*	4,398	975,081
Walgreens Boots Alliance Inc	82,201	5,980,945
Wynn Resorts Ltd	7,523	1,189,236
Total Consumer, Cyclical		42,427,398

Consumer, Non-Cyclical (16.52%)
Alexion Pharmaceuticals Inc*	16,604	1,823,285
Amgen Inc	56,051	9,845,919
Automatic Data Processing Inc	33,879	3,877,790
Biogen Inc*	16,241	5,232,363
BioMarin Pharmaceutical Inc*	12,217	1,048,219
Celgene Corp*	60,097	6,059,581
Cintas Corp	7,764	1,222,364
DENTSPLY SIRONA Inc	16,317	1,093,402
Express Scripts Holding Co*	44,365	2,891,711
Gilead Sciences Inc	100,317	7,501,705
Henry Schein Inc*	11,194	799,811
Hologic Inc*	21,078	879,374
IDEXX Laboratories Inc*	6,219	972,714
Illumina Inc*	11,215	2,579,786
Incyte Corp*	15,801	1,564,141
Intuitive Surgical Inc*	8,592	3,434,910
Kraft Heinz Co/The	93,582	7,614,767
Mondelez International Inc	115,812	4,972,967
Monster Beverage Corp*	43,092	2,700,576
Mylan NV*	39,556	1,444,981
PayPal Holdings Inc*	92,364	6,994,726
Regeneron Pharmaceuticals Inc*	7,861	2,844,581
Shire PLC	5,599	832,851
Verisk Analytics Inc*	11,501	1,108,926
Vertex Pharmaceuticals Inc*	19,342	2,790,857
Total Consumer, Non-Cyclical		82,132,307

Industrial (0.97%)
CSX Corp	69,920	3,898,040
JB Hunt Transport Services Inc	8,228	914,460
Total Industrial		4,812,500

Technology (38.35%)
Computers (11.85%)
Apple Inc (c )	301,448	51,803,839
Check Point Software Technologies Ltd*	12,555	1,309,361
Cognizant Technology Solutions Corp	45,369	3,279,271
Seagate Technology PLC	20,861	804,400
Western Digital Corp	21,295	1,679,324
		58,876,195
Semiconductors (13.71%)
Analog Devices Inc	27,178	2,340,298
Applied Materials Inc	81,496	4,300,544
Broadcom Ltd	31,169	8,663,112
Intel Corp	360,962	16,185,536
KLA-Tencor Corp	11,076	1,132,410
Lam Research Corp	12,527	2,409,318
Maxim Integrated Products Inc	21,335	1,116,461
Microchip Technology Inc	17,814	1,549,640
Micron Technology Inc*	85,579	3,627,694
NVIDIA Corp	46,090	9,250,724
QUALCOMM Inc	113,386	7,522,027
Skyworks Solutions Inc	14,114	1,478,300
Texas Instruments Inc	76,051	7,399,002
Xilinx Inc	17,344	1,205,581
		68,180,647

Software (12.79%)
Activision Blizzard Inc	56,743	3,540,763
Adobe Systems Inc*	37,901	6,877,894
Akamai Technologies Inc*	12,802	714,095
Autodesk Inc*	16,452	1,804,784
CA Inc	29,540	976,888
Cerner Corp*	24,884	1,759,050
Citrix Systems Inc*	10,712	938,693
Electronic Arts Inc*	23,715	2,522,090
Fiserv Inc*	16,167	2,125,152
Intuit Inc	19,304	3,034,975
Microsoft Corp (c )	421,904	35,511,660
NetEase Inc	5,827	1,915,393
Paychex Inc	27,607	1,858,227
		63,579,664

Total Technology		190,636,506

Total Common Stock (Cost $309,333,650)		492,674,075

Total Investments (Cost $309,333,650) (a) (99.10%)		492,674,075
Other Net Assets (0.90%)		4,475,050
Net Assets (100.00%)		497,149,125

*	Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $309,630,447.

At November 30, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	188,065,002
Unrealized depreciation	(5,021,374)
Net unrealized appreciation	183,043,628

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

(b) Futures contracts at November 30, 2017:

Contracts - $20 times premium / delivery month / commitment / exchange

Nasdaq 100 E-MINI	Notional Amount	Value	Unrealized Appreciation
77 / DECEMBER 2017 / Long / CME	9,676,875	9,808,260	131,385

(c) A portion of these shares have been pledged in connection with obligations for futures contracts.

SHELTON GREEN ALPHA FUND

Portfolio of Investments (Unaudited)

11/30/2017

Security Description	Shares	Value
Common Stock (90.52%)

Basic Materials (1.51%)
Schnitzer Steel Industries Inc	22,000	642,400
Total Basic Materials		642,400

Communications (5.28%)
Alphabet Inc*	1,100	1,123,551
Palo Alto Networks Inc*	1,500	218,625
Sierra Wireless Inc*	40,000	902,000
Total Communications		2,244,176

Consumer, Cyclical (7.48%)
Herman Miller Inc	26,500	947,375
Interface Inc	20,000	499,000
Kandi Technologies Group Inc*	105,000	714,000
Tesla Inc*	3,300	1,019,205
Total Consumer, Cyclical		3,179,580

Consumer, Non-Cyclical (9.89%)
Exact Sciences Corp*	8,800	523,424
Gilead Sciences Inc	5,800	433,724
Hain Celestial Group Inc/The*	23,500	965,850
OraSure Technologies Inc*	17,500	289,625
SunOpta Inc*	66,000	521,400
United Natural Foods Inc*	30,600	1,469,412
Total Consumer, Non-Cyclical		4,203,435

Energy (24.05%)
Canadian Solar Inc*	97,000	1,743,090
First Solar Inc*	31,000	1,925,100
JA Solar Holdings Co Ltd*	50,000	372,500
JinkoSolar Holding Co Ltd*	51,000	1,251,540
Pattern Energy Group Inc	82,600	1,861,804
Sunrun Inc*	110,000	616,000
Vestas Wind Systems A/S	115,000	2,449,500
Total Energy		10,219,534

Financial (7.94%)
Alexandria Real Estate Equities Inc	4,000	508,240
Hannon Armstrong Sustainable Infrastructure Capital Inc	49,000	1,164,730
Horizon Technology Finance Corp	35,000	379,050
Liberty Property Trust	15,000	673,200
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	29,000	644,960
Total Financial		3,370,180

Industrial (15.30%)
ABB Ltd	38,300	985,842
Acuity Brands Inc	800	137,136
Advanced Energy Industries Inc*	9,000	674,730
AU Optronics Corp	45,000	189,900
Garmin Ltd	6,700	415,936
Itron Inc*	6,200	399,590
LG Display Co Ltd*	54,000	759,240
SunPower Corp*	70,000	578,200
Trex Co Inc*	8,700	1,024,512
Universal Display Corp	5,300	959,300
Waters Corp*	1,900	374,623
Total Industrial		6,499,009

Technology (16.63%)
Analog Devices Inc	7,700	663,047
Applied Materials Inc	33,500	1,767,795
Fortinet Inc*	4,500	189,270
Gemalto NV	12,500	237,500
International Business Machines Corp	8,500	1,308,745
Microchip Technology Inc	1,500	130,485
Omnicell Inc*	6,400	335,360
Skyworks Solutions Inc	14,500	1,518,730
STMicroelectronics NV	24,300	549,666
Veeco Instruments Inc*	22,600	364,990
Total Technology		7,065,588

Utilities (2.44%)
Consolidated Water Co Ltd	79,000	1,038,850
Total Utilities		1,038,850

Total Common Stock (Cost $30,856,738)		38,462,752

Limited Partnerships (3.58%)
8Point3 Energy Partners LP	101,000	1,521,060
Total Limited Partnerships (Cost $1,369,885)		1,521,060

Total Investments (Cost $32,226,623) (a) (94.10%)		39,983,812
Other Net Assets (5.90%)		2,507,435
Net Assets (100.00%)		42,491,247

*	Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $32,255,620.

At November 30, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	9,244,266
Unrealized depreciation	(1,516,074)
Net unrealized appreciation	7,728,192

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

CALIFORNIA TAX FREE INCOME FUND

Portfolio of Investments (Unaudited)

11/30/2017

SECURITY DESCRIPTION	Par Value	Rate	Maturity	Value

Municipal Bonds (94.96%)

CALIFORNIA DEPARTMENT OF PUBLIC WORKS BOARD
Lease Revenue Bonds; 2009 Series I-1	3,000,000	6.125%	11/01/2029	3,258,840

CALIFORNIA DEPARTMENT OF WATER RESOURCES
Power Supply Revenue Bonds; Series 2010L	1,000,000	5.000%	05/01/2019	1,049,150

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
Revenue Bonds (University of Southern California); Series 2009A	2,500,000	5.250%	10/01/2038	2,581,775

CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
California Infrastructure & Economic Development Bank	1,200,000	5.000%	10/01/2033	1,432,128

CALIFORNIA STATE UNIVERSITY, TRUSTEES OF THE
Systemwide Revenue Bonds; Series 2012A	1,100,000	4.000%	11/01/2030	1,185,778

EAST BAY MUNICIPAL UTILITY DISTRICT
Water System Revenue Bonds; 2015 Series B	2,050,000	5.000%	06/01/2026	2,490,217

EAST SIDE UNION HIGH SCHOOL DISTRICT
General Obligation Refunding Bonds (2012 Crossover); 2006	2,975,000	5.250%	09/01/2023	3,530,641

FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
Election of 1999 General Obligation Bonds; Series C	2,000,000	0.000%	08/01/2027	1,558,380

LA MIRADA REDEVELOPMENT AGENCY, SUCCESSOR AGENCY TO THE
Subordinate Tax Allocation Refunding Bonds; 2014 Series A	1,000,000	5.000%	8/15/2023	1,161,340

LOS ANGELES CA WASTEWATER SYSTEM REVENUE
Los Angeles CA Wstwter System Revenue Bond	500,000	5.000%	06/01/2044	572,420

LOS ANGELES, CITY OF
General Obligation Refunding Bonds; Series 2012-A	2,000,000	5.000%	09/01/2021	2,243,640

LOS ANGELES COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; 2008 Election, Series G	865,000	5.000%	08/01/2028	1,027,188

LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
Proposition A First Tier Senior Sales Tax Revenue Refunding Bonds; Series 2012-A	1,000,000	5.000%	07/01/2021	1,119,520
Proposition C Sales Tax Revenue Refunding Bonds; Senior Bonds; Series 2013-A	1,500,000	5.000%	07/01/2023	1,755,240
Propositin A First Tier Los Angeles County Met Transport	500,000	4.000%	07/01/2028	569,205

LOS ANGELES DEPARTMENT OF WATER AND POWER
Power System Revenue Bonds; 2011 Series A	1,500,000	5.000%	07/01/2018	1,532,730
Water System Revenue Bonds; 2012 Series A	1,985,000	5.000%	07/01/2037	2,246,861

LOS ANGELES, HARBOR DEPARTMENT OF THE CITY OF
Revenue Bonds; 2014 Series C	290,000	4.000%	08/01/2023	324,005

LOS RIOS COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; 2008 Election, Series B	2,500,000	5.000%	08/01/2032	2,869,000

METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water Revenue Bonds; 2008 Authorization, Series C	1,000,000	5.000%	07/01/2035	1,052,980

MIDPENINSULA REGIONAL OPEN SPACE DISTRICT
Midpeninsula Regional Open Space District	200,000	4.000%	09/01/2021	217,438

MT. DIABLO UNIFIED SCHOOL DISTRICT
General Obligation Refunding Bonds; Election Of 2002, Series B	500,000	5.000%	07/01/2020	543,640

MT. SAN ANTONIO COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; Election of 2008, Series 2013A	2,345,000	5.000%	08/01/2034	2,684,415

PASADENA ELECTRIC REVENUE
Electric Revenue Refunding Bonds; Series 2010A	1,205,000	4.000%	06/01/2020	1,277,493

PERALTA COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds; 2012	1,000,000	5.000%	08/01/2018	1,024,830

RANCHO SANTIAGO COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds; 2012	1,380,000	4.000%	09/01/2020	1,470,763

REGENTS OF THE UNIVERSITY OF CALIFORNIA
General Revenue Bonds; 2014 Series AM	925,000	5.000%	05/01/2029	1,084,128

ROSEVILLE FINANCE AUTHORITY ELECTRIC SYSTEM REVENUE
Electric System Revenue Refunding Bonds; Series 2013	750,000	5.000%	02/01/2025	874,590

ROSEVILLE NATURAL GAS FINANCING AUTHORITY
Gas Revenue Bonds; Series 2007	1,000,000	5.000%	02/01/2024	1,139,580

SACRAMENTO MUNICIPAL UTILITY DISTRICT
Electric Revenue Bonds; 1997 Series K	1,000,000	5.250%	07/01/2024	1,165,470

SAN DIEGO COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; Election of 2002, Series 2013	1,175,000	5.000%	08/01/2027	1,373,634

San Francisco Bay Area Rapid Transit District
San Francisco BART District GO Bonds 2017 Series A-1 (Green Bonds)	645,000	4.000%	08/01/2034	702,669
San Francisco BART District GO Bonds 2017 Refunding Series E (Green Bonds)	2,300,000	5.000%	08/01/2036	2,762,185

SAN FRANCISCO, CITY AND COUNTY
General Obligation Bonds (Clean and Safe Neighborhood Parks Bonds, 2012); Series 2013A	1,000,000	4.000%	6/15/2033	1,064,670

SAN FRANCISCO, CITY AND COUNTY AIRPORT
General Obligation Bonds (Clean and Safe Neighborhood Parks Bonds, 2012); Series 2013A	500,000	5.000%	05/01/2020	540,120

SAN FRANCISCO CITY AND COUNTY PUBLIC UTILITIES COMMISSION WASTEWATER REVENUE
San Francisco City & County Public Utilities Commission Wastewater Revenue	700,000	4.000%	10/01/2021	761,537

SAN FRANCISCO, PUBLIC UTILITIES COMMISSION WATER REVENUE
City of San Francisco CA Public Utilities Commission Water Revenue	1,170,000	5.000%	11/01/2036	1,340,258
San Francisco City and Green Bond Series A	680,000	5.000%	11/01/2030	793,805

SANTA ANA UNIFIED SCHOOL DISTRICT
Certificates of Participation; 2007	2,000,000	5.250%	04/01/2037	2,005,020

SANTA CLARA VALLEY TRANSPORTATION AUTHORITY
2000 Measure A Sales Tax Revenue Refunding Bonds; 2015 Series A	1,000,000	5.000%	04/01/2034	1,159,100

SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; Election of 2004, Series 2005	2,500,000	0.000%	08/01/2029	1,754,600

SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Windy Point/Windy Flats Project Revenue Bonds; 2010-1	1,000,000	5.000%	07/01/2023	1,085,690
Souther California Public Power Authority Windy Pt/Windy Flats Project 1	1,400,000	5.000%	07/01/2026	1,517,740

STATE OF CALIFORNIA
Various Purpose General Obligation Bonds	2,335,000	5.000%	04/01/2038	2,364,024
Various Purpose General Obligation Bonds	665,000	5.000%	04/01/2038	673,266

TUOLUMNE WIND PROJECT AUTHORITY
Tuolumne Wind Project Authority	1,000,000	5.000%	01/01/2020	1,072,720

WILLIAM S. HART UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; 2001 Election, Series B	3,595,000	0.000%	09/01/2029	2,519,663

Total Municipal Bonds (Cost $65,810,825)				68,534,086

Variable Rate Demand Notes* (4.38%)
Metropolitan Water District of Southern California***	1,600,000	0.850%**	07/01/2035	1,600,000
Regents of the University of California Medical Center Pooled Revenue***	500,000	0.800%**	05/15/2032	500,000
California Health Facilities Financing Authority***	1,000,000	5.000%**	07/01/2043	1,061,670
Total Variable Rate Demand Notes (Cost $3,161,670)				3,161,670

Total Investments (Cost $68,972,495) (a) (99.34%)				71,695,756
Other Net Assets (0.66%)				477,613
Net Assets (100.00%)				72,173,369

(a) Aggregate cost for federal income tax purposes is $68,957,946.

At November 30, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	3,084,387
Unrealized depreciation	(346,576)
Net unrealized appreciation	2,737,811

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

*	Stated maturity reflects next reset date.
**	Rate Effective as of November 30, 2017.
***	In accordance with the offering documents, daily interest rates are determined by the Remarketing Agents.

U.S. GOVERNMENT SECURITIES FUND

Portfolio of Investments (Unaudited)

11/30/2017

Security Description	Par Value	Rate	Maturity	Value

Government National Mortgage Association (5.84%)
	1,122	10.000	09/15/2018	1,134
	42,817	5.500	01/15/2025	47,145
	185,657	5.500	04/15/2036	207,932
	58,941	5.000	07/15/2020	61,526
	115,235	6.000	01/15/2026	129,048
	167,397	5.000	03/15/2038	182,617
	85,272	6.000	06/15/2038	95,619
	481,505	3.500	11/20/2044	498,696
Total Government National Mortgage Association (Cost $1,157,693)				1,223,717

United States Treasury Bonds (10.10%)
	700,000	2.250	08/15/2027	689,104
	800,000	4.500	05/15/2038	1,030,640
	400,000	2.750	08/15/2042	396,297
Total United States Treasury Bonds (Cost $1,386,146)				2,116,041

United States Treasury Notes (83.08%)
	2,300,000	3.750	11/15/2018	2,344,697
	1,900,000	2.750	02/15/2019	1,923,268
	2,100,000	2.625	08/15/2020	2,141,180
	2,000,000	3.625	02/15/2021	2,104,375
	500,000	2.875	03/31/2018	502,475
	2,400,000	2.000	02/15/2022	2,394,516
	2,500,000	2.500	08/15/2023	2,538,281
	2,200,000	2.125	05/15/2025	2,167,773
	1,300,000	2.125	02/29/2024	1,288,930
Total United States Treasury Notes (Cost $18,196,333)				17,405,495

Total Investments (Cost $20,740,172) (a) (99.02%)				20,745,253
Other Net Assets (0.98%)				204,760
Net Assets (100.00%)				20,950,013

(a) Aggregate cost for federal income tax purposes is $20,740,172.

At November 30, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	198,105
Unrealized depreciation	(193,024)
Net unrealized appreciation	5,081

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

SHORT-TERM U.S. GOVERNMENT BOND FUND

Portfolio of Investments (Unaudited)

11/30/2017

Security Description	Par Value	Rate	Maturity	Value

Government National Mortgage Association (2.32%)
	41,425	3.125	06/20/2034	43,821
	75,120	2.250	11/20/2034	78,395
Total Government National Mortgage Association (Cost $117,098)				122,216

United States Treasury Notes (96.17%)
	1,100,000	1.250	01/31/2019	1,094,242
	700,000	1.000	06/30/2019	691,893
	300,000	0.875	01/31/2018	299,817
	1,100,000	1.375	01/31/2020	1,090,010
	900,000	2.000	07/31/2020	902,971
	1,000,000	1.125	06/15/2018	998,222
Total United States Treasury Notes (Cost $5,113,136)				5,077,155

Total Investments (Cost $5,230,234) (a) (98.49%)				5,199,371
Other Net Assets (1.51%)				79,506
Net Assets (100.00%)				5,278,877

(a) Aggregate cost for federal income tax purposes is $5,230,234.

At November 30, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	5,118
Unrealized depreciation	(35,981)
Net unrealized depreciation	(30,864)

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

THE UNITED STATES TREASURY TRUST

Portfolio of Investments (Unaudited)

11/30/2017

Security Description	Par Value	Maturity	Value

United States Treasury Bills, DN (b) (99.86%)
	5,000,000	12/07/2017	4,999,139
	11,200,000	01/04/2018	11,188,956
	4,200,000	03/29/2018	4,183,996
	10,600,000	12/21/2017	10,593,646
	7,600,000	01/11/2018	7,590,392
	8,000,000	01/18/2018	7,988,610
	7,500,000	01/25/2018	7,486,776
	5,200,000	03/15/2018	5,182,944
Total United States Treasury Bills, DN (Cost $59,214,459)			59,214,459

Total Investments (Cost $59,214,459) (a) (99.86%)			59,214,459
Other Net Assets (0.14%)			81,936
Net Assets (100.00%)			59,296,395

(a) Aggregate cost for federal income tax purposes is $59,214,459.

Because tax adjustments are calculated annually, the above tax figure reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

(b) Discount Note. Yield to maturity is between 0.90% - 1.17%.

Fair Value Measurements

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of the Trust's securities at November 30, 2017 using fair value hierarchy:

	Level 1(a)	Level 2(a)	Level 3(a)			Level 1(a)	Level 1(a)
Fund	Investments in Securities(b)	Investments in Securities(c)	Investments in Securities		Total Assets	Futures Contracts - Assets (d)	Written Options - Liabilities
California Tax-Free Income Fund	-	71,695,756	-		71,695,756	-	-
U.S. Government Securities Fund	-	20,745,253	-		20,745,253	-	-
Short-Term U.S. Government Bond Fund	-	5,199,371	-		5,199,371	-	-
The United States Treasury Trust Fund	-	59,214,459	-		59,214,459	-	-
S&P 500 Index Fund	173,323,528	-	1,827	(e)	173,325,355	10,899	-
S&P MidCap Index Fund	126,510,476	-	-		126,510,476	13,680	-
S&P SmallCap Index Fund	70,767,939	-	-		70,767,939	3,740	-
Shelton Core Value Fund	151,582,744	32,669,117	1,000,000	(f)	185,251,861	-	(459,900)
European Growth & Income Fund	10,753,768	-			10,753,768	-
Nasdaq-100 Index Fund	492,674,075	-	-		492,674,075	97,183
Shelton Green Alpha Fund	39,983,812	-	-		39,983,812	-	-

(a)	It is the Fund's policy to recognize transfers between levels on the last day of the fiscal reporting period. There were no transfers in or out of Level 1, Level 2, and Level 3 as of November 30, 2017
(b)	All publicly traded common stocks and preferred stocks held in the Funds are Level 1 securities. For a detailed break-out of equity securities by major industry classification, please refer to the Portfolio of Investments.
(c)	All fixed income securities held in the Funds are Level 2 securities. For a detailed break-out of fixed income securities by type, please refer to the Portfolio of Investments.
(d)	Represents variation margin on the last day of the reporting period.
(e)	Rights
(f)	Preferred Stock

Level 3 Securities	S&P 500 Index Fund	Shelton Core Value Fund
Beginning Balance	$1,857	$1,000,000
Net Purchases	-	-
Net Sales	-	-
Total Realized Gain (Loss)	-	-
Change in Unrealized Appreciation (Depreciation)	-
Accrued Interest	-	-
Transfers into Level 3	-	-
Transfers out of Level 3	-	-
Ending Balance	$1,857	$1,000,000

	Fair Value as of 11/30/17	Valuation Techniques	Unobservable Input*	Input Values	Impact to valuation from an increase to input
Safeway, Inc. CVR-Non Tradeable	$1,827	Market comparables and estimated recovery proceeds	Based on independent valuation firm assessment of fair market value	$ .03-1.01	Changes in the market quotes and option valuation will result in direct and proportional changes in the value of the security
Amerityre Corp. 5% Preferred Conv.	$1,000,000	Market comparables and estimated recovery proceeds	*Market quotes, yield quotes and option valuation	$0.50	Changes in the market quotes and option valuation will result in direct and proportional changes in the value of the security

*	Market quote on Amerityre common stock, five-year treasury yield and the option value of the conversion of preferred stock to common stock.

Item 2.	Controls and Procedures

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the disclosure controls and procedures as of a date within 90 days prior to the filing date of this Form N-Q (the "Report"), are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer. Based on such evaluation, the Registrant's Principal Executive Officer and Principal Financial Officer have determined that the disclosure controls and procedures are effective.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation, in connection with the preparations of this Quarterly Schedule of Portfolio of Investments.

Item 3.	Exhibits

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Shelton Funds

By	/s/ Stephen C. Rogers
Stephen C. Rogers,
Chairman (as Principal Executive Officer)

Date	January 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Rogers
Stephen C. Rogers,
Chairman (as Principal Executive Officer)

Date	January 29, 2018

By	/s/ William P. Mock
William P. Mock
Treasurer (as Principal Financial Officer)

Date	January 29, 2018